File No. 33-83240
                                                               File No. 811-8726
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
           Pre-Effective Amendment No.                                       [ ]
                                       ------
          Post-Effective Amendment No.   11                                  [X]
                                       ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                         Amendment No.   14                                  [X]
                                       ------

                        (Check appropriate box or boxes)

                    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
                      FIRST SECURITY BENEFIT LIFE INSURANCE
                         AND ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

     J. Michael Keefer, Secretary, Vice President and General Counsel First Security Benefit Life Insurance and Annuity Company of New York One Security Benefit Place
     Topeka, KS 66636-0001
     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2004, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under
individual   flexible   premium  deferred   variable   annuity   contracts  (the
"Contract").

VARIABLE ANNUITY PROSPECTUS
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T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
    An Individual Flexible Premium
    Deferred Variable Annuity Contract

    May 1, 2004


    ISSUED BY:                                   MAILING ADDRESS:
    First Security Benefit Life Insurance        First Security Benefit Life Insurance
      and Annuity Company of New York              and Annuity Company of New York
    70 West Red Oak Lane, 4th Floor              P.O. Box 2788
    White Plains, New York 10604                 Topeka, Kansas 66601-9804
    1-800-355-4570                               1-800-239-4703

VARIABLE ANNUITY PROSPECTUS                                                    2
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INTRODUCTION
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   >  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   > THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE T. ROWE PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND THE T. ROWE PRICE INTERNATIONAL SERIES, INC. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

   This Prospectus describes the T. Rowe Price No-Load Variable Annuity--a flexible premium deferred variable annuity contract (the "Contract") issued by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA qualified under
   Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

   You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

   T. Rowe Price New America Growth Portfolio

   T. Rowe Price Mid-Cap Growth Portfolio*

   T. Rowe Price Equity Income Portfolio
   T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Blue Chip Growth Portfolio
   T. Rowe Price Health Sciences Portfolio
   T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

   T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

   T. Rowe Price International Stock Portfolio


   * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate purchase payments or exchange your Account Value to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.



   The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

VARIABLE ANNUITY PROSPECTUS                                                    3
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   Amounts that you allocate to the Subaccounts will vary based on investment performance of the Subaccounts. The Company does not guarantee any minimum amount of Account Value in the Subaccounts.

   Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account." The Company guarantees Account Value in the Fixed Interest Account.

   When you are ready to begin receiving Annuity Payments, the Contract provides several options for Annuity Payments (see "Annuity Options").


   You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right"). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2004, which has been filed with the Securities and Exchange Commission (the "SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604. The table of contents of the Statement of Additional Information is set forth on page 45 of this Prospectus.

   Date: May 1, 2004

VARIABLE ANNUITY PROSPECTUS                                                    4
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CONTENTS
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    > THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
      PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

   Definitions                                                                 5
   Summary                                                                     7
   Expense Table                                                               9
   Condensed Financial Information                                            11
   Information About the Company, the Separate Account, and the Funds         13
   The Contract                                                               16
   Charges and Deductions                                                     25
   Annuity Payments                                                           26
   The Fixed Interest Account                                                 30
   More About the Contract                                                    33
   Federal Tax Matters                                                        34
   Other Information                                                          41
   Performance Information                                                    44
   Additional Information                                                     44
   Table of Contents For Statement of Additional Information                  45

VARIABLE ANNUITY PROSPECTUS                                                    5
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DEFINITIONS
--------------------------------------------------------------------------------

   > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

   ACCOUNT VALUE The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

   ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

   ACCUMULATION UNIT A unit of measure used to calculate Account Value.

   ANNUITANT The person or persons on whose life Annuity Payments depend under Annuity Options 1 through 4. If Joint Annuitants are named in the Contract, "Annuitant" means both Annuitants unless otherwise stated. The Annuitant receives Annuity Payments during the Annuity Period.

   ANNUITY A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

   ANNUITY OPTIONS or OPTIONS Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

   ANNUITY PAYMENTS Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

   ANNUITY PERIOD The period beginning on the Annuity Payout Date during which Annuity Payments are made.

   ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.

   AUTOMATIC INVESTMENT PROGRAM A program pursuant to which purchase payments are automatically paid from your checking account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

   CONTRACT DATE The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that the initial purchase payment is credited to the Contract.

   CONTRACTOWNER or OWNER The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

   CONTRACT YEAR Each 12-month period measured from the Contract Date.

   DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period or the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint
   Owner: the Owner; the Joint

VARIABLE ANNUITY PROSPECTUS                                                    6
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   Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or
   if none of the above is alive, the Owner's Estate.

   FIXED INTEREST ACCOUNT An account that is part of the Company's General Account in which all or a portion of the Account Value may be held for accumulation at fixed rates of interest (which may not be less than 3%) declared by the Company periodically at its discretion.

   FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

   GENERAL ACCOUNT All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

   PAYMENT UNIT A unit of measure used to calculate Annuity Payments under Options 1 through 4.

   PURCHASE PAYMENT The amounts paid to the Company as consideration for the Contract.

   SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a separate account of the Company. Account Value may be allocated to Subaccounts of the Separate Account for variable accumulation.

   SUBACCOUNT A division of the Separate Account of the Company which invests in a separate Portfolio of one of the Funds.

   VALUATION DATE Each date on which the Separate Account is valued, which currently includes each day that the Company and the New York Stock Exchange are open for trading. The Company and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   VALUATION PERIOD A period used in measuring the investment experience of each Subaccount. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

   WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company.

VARIABLE ANNUITY PROSPECTUS                                                    7
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SUMMARY
--------------------------------------------------------------------------------


   This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" and in the Contract.


PURPOSE OF THE CONTRACT


   The flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.


   You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under
   Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). See the discussion of IRAs under "Section 408 and Section 408A."

THE SEPARATE ACCOUNT AND THE FUNDS


   You may allocate your purchase payments to the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"). See "Separate Account." The Separate Account is currently divided into divisions referred to as Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a different investment objective or objectives and policies. Each Portfolio is listed under its respective Fund below.


   T. ROWE PRICE EQUITY SERIES, INC.

   T. Rowe Price New America Growth Portfolio

   T. Rowe Price Mid-Cap Growth Portfolio*

   T. Rowe Price Equity Income Portfolio
   T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Blue Chip Growth Portfolio
   T. Rowe Price Health Sciences Portfolio
   T. Rowe Price Equity Index 500 Portfolio

   T. ROWE PRICE FIXED INCOME SERIES, INC.

   T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Prime Reserve Portfolio

   T. ROWE PRICE INTERNATIONAL SERIES, INC.

   T. Rowe Price International Stock Portfolio


   * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate purchase payments or exchange your Account Value to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.


   Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the corresponding Portfolio in which such Subaccount invests. The Contractowner bears the investment risk for amounts allocated to a Subaccount.

VARIABLE ANNUITY PROSPECTUS                                                    8
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FIXED INTEREST ACCOUNT

      You may allocate all or part of your purchase payments to the Fixed Interest Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account."

PURCHASE PAYMENTS

      If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 if made pursuant to an Automatic Investment Program) for a Qualified Plan. See "Purchase Payments."

CONTRACT BENEFITS

      You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in "The Contract," "Annuity Payments" and "The Fixed Interest Account."

      At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 7. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account." See "Full and Partial Withdrawals," "Annuity Payments" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options. See "Annuity Payments."

FREE-LOOK RIGHT

      You may return the Contract within the Free-Look Period, which is generally a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance Contract). If you return your Contract during the Free-Look Period, the Company will refund to you the amount of purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts. The Company will refund purchase payments allocated to the Subaccounts rather than the Account Value in those circumstances in which it is required to do so. See "Free-Look Right."

CHARGES AND DEDUCTIONS

      The Company does not deduct a sales load from purchase payments. The Company will deduct certain charges in connection with the Contract as described below.

   > MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

VARIABLE ANNUITY PROSPECTUS                                                    9
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   >  PREMIUM TAX CHARGE The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when Annuity Payments begin or upon full withdrawal if the Company incurs a premium tax. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes, if imposed, when due or anytime thereafter. See "Premium Tax Charge."

   > OTHER EXPENSES The Company pays the operating expenses of the Separate Account. Investment management fees and operating expenses of the Funds are paid by the Funds and are reflected in the net asset value of Fund shares. For a description of these charges and expenses, see the prospectuses for the Portfolios.

CONTACTING THE COMPANY

   You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

EXPENSE TABLE
--------------------------------------------------------------------------------

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

   TABLE 1

   CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the
   Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract
      Sales Load on Purchase Payments                                             None

   PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios
      Annual Maintenance Fee                                                      None
      Separate Account Annual Expenses (as a percentage of average Contract
        Value)
        Annual Mortality and Expense Risk Charge                                  0.55%
                                                                                  -----
        Total Separate Account Annual Expenses                                    0.55%

   The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio's fees and expenses are contained in its prospectus.

   TABLE 2

                                                   MINIMUM           MAXIMUM
                                                   -------           -------
   Total Annual Portfolio Operating Expenses        0.40%             1.05%

   Expenses deducted from Portfolio assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses.

VARIABLE ANNUITY PROSPECTUS                                                   10
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   Example

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   TABLE 3

                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                           ------     -------     -------     --------
   If you surrender your Contract at
   the end of the applicable time period    $163        $505        $871       $1,900

   If you do not surrender or you
   annuitize your Contract                   163         505         871        1,900

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VARIABLE ANNUITY PROSPECTUS                                                   11
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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


   The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2003, as well as ending accumulation units outstanding under each Subaccount.


   TABLE 4


                                          2003      2002       2001      2000       1999      1998       1997      1996
                                          ----      ----       ----      ----       ----      ----       ----      ----
     NEW AMERICA GROWTH SUBACCOUNT*
     Accumulation unit value:
       Beginning of period............   $14.15    $19.85     $22.64    $25.47     $22.72    $19.27     $16.00    $10.00
       End of period..................   $19.01    $14.15     $19.85    $22.64     $25.47    $22.72     $19.27    $16.00
     Accumulation units:
       Outstanding at the end of
       period.........................  133,644   139,114    140,789   157,544    172,664   188,096    170,990   143,768

     EQUITY INCOME SUBACCOUNT*
     Accumulation unit value:
       Beginning of period............   $20.66    $23.91     $23.69    $21.07     $20.42    $18.84     $14.70    $10.00
       End of period..................   $25.78    $20.66     $23.91    $23.69     $21.07    $20.42     $18.84    $14.70
     Accumulation units:
       Outstanding at the end of
       period.........................  206,021   203,265    210,018   205,580    307,417   341,036    320,917   181,250

     PERSONAL STRATEGY BALANCED
     SUBACCOUNT*
     Accumulation unit value:
       Beginning of period............   $18.14    $19.78     $20.38    $19.44     $18.04    $15.86     $13.51    $10.00
       End of period..................   $22.51    $18.14     $19.78    $20.38     $19.44    $18.04     $15.86    $13.51
     Accumulation units:
       Outstanding at the end of
       period.........................   79,935    78,032     81,844    82,652     89,204    94,177     76,311    39,697

     BLUE CHIP GROWTH SUBACCOUNT***
     Accumulation unit value:
       Beginning of period............    $6.49     $8.57     $10.00
       End of period..................    $8.30     $6.49      $8.57
     Accumulation units:
       Outstanding at the end of
       period.........................   16,786     9,755      7,778

     HEALTH SCIENCES SUBACCOUNT***
     Accumulation unit value:
       Beginning of period............    $6.49     $9.07     $10.00
       End of period..................    $8.79     $6.49      $9.07
     Accumulation units:
       Outstanding at the end of
       period.........................   22,190    20,768     12,913

     EQUITY INDEX 500  SUBACCOUNT***
     Accumulation unit value:
       Beginning of period............    $6.77     $8.76     $10.00
       End of period..................    $8.64     $6.77      $8.76
     Accumulation units:
       Outstanding at the end of
       period.........................   53,009    46,366     44,260

     LIMITED-TERM BOND SUBACCOUNT*
     Accumulation unit value:
       Beginning of period............   $15.22    $14.52     $13.47    $12.39     $12.37    $11.60     $10.92    $10.00
       End of period..................   $15.79    $15.22     $14.52    $13.47     $12.39    $12.37     $11.60    $10.92
     Accumulation units:
       Outstanding at the end of
       period.........................   42,882    38,433     35,856    29,737     35,572    40,576     41,943    33,375

     MID-CAP GROWTH SUBACCOUNT**
     Accumulation unit value:
       Beginning of period............   $14.55    $18.58     $18.86    $17.65     $14.34    $11.82     $10.00
       End of period..................   $20.02    $14.55     $18.58    $18.86     $17.65    $14.34     $11.82
     Accumulation units:
       Outstanding at the end of
       period.........................  183,830   190,474    192,879   213,613    187,779   155,295     91,142


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VARIABLE ANNUITY PROSPECTUS                                                   12
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
                                          2003      2002       2001      2000       1999      1998       1997      1996
                                          ----      ----       ----      ----       ----      ----       ----      ----
     PRIME RESERVE SUBACCOUNT**
     Accumulation unit value:
       Beginning of period............   $12.60    $12.49     $12.07    $11.44     $10.97    $10.47     $10.00
       End of period..................   $12.62    $12.60     $12.49    $12.07     $11.44    $10.97     $10.47
     Accumulation units:
       Outstanding at the end of
       period.........................   57,037   101,514     95,437    81,799     99,390    99,654     75,383

     INTERNATIONAL STOCK SUBACCOUNT*
     Accumulation unit value:
       Beginning of period............   $10.27    $12.64     $16.34    $19.99     $15.08    $13.09     $12.77    $10.00
       End of period..................   $13.33    $10.27     $12.64    $16.34     $19.99    $15.08     $13.09    $12.77
     Accumulation units:
       Outstanding at the end of
       period.........................   94,869   102,145    109,040   131,100    126,636   126,224    123,502    86,235


     * Subaccount commenced operations January 19, 1996.
    ** Subaccount commenced operations January 2, 1997.
   *** Subaccount commenced operations February 1, 2001.

VARIABLE ANNUITY PROSPECTUS                                                   13
--------------------------------------------------------------------------------


INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


   The Company is a stock life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company which is wholly-owned by Security Benefit Life Insurance Company, a stock life insurance company, organized under the laws of the State of Kansas. On July 31, 1998, Security Benefit Life Insurance Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company.


PUBLISHED RATINGS

   The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

   T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

   The Company established the T. Rowe Price Variable Annuity Account as a separate account under New York law on November 11, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the

VARIABLE ANNUITY PROSPECTUS                                                   14
--------------------------------------------------------------------------------



   Funds. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios of the Funds or other securities, mutual funds, or investment vehicles. Under its contract with the distributor, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. For more information about the distributor, see "Distribution of the Contract."



   The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.


THE FUNDS

   The T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc. are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds. Together, the Funds currently have ten separate Portfolios, each of which pursues different investment objectives and policies.

   In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable annuity separate accounts of other insurance companies, including insurance companies affiliated with the Company. In the future, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Funds. Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners. The management of the Funds intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what action, if any, should be taken in response. In addition, if the Company believes that any Fund's response to any of those events or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see each Portfolio prospectus.

   A summary of the investment objective of each Portfolio of the Funds is set forth below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectuses of the Portfolios, including information on the risks associated with the investments and investment techniques of each Portfolio.

   THE PORTFOLIO PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

   T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

   The investment objective of the New America Growth Portfolio is long-term growth of capital through investments primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.


   T. ROWE PRICE MID-CAP GROWTH PORTFOLIO*


   The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average growth.

VARIABLE ANNUITY PROSPECTUS                                                   15
--------------------------------------------------------------------------------


   T. ROWE PRICE EQUITY INCOME PORTFOLIO

   The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies.

   T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

   The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

   T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

   The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

   T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

   The investment objective of the Health Sciences Portfolio is to seek long term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.


   T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO**


   The investment objective of the Equity Index 500 Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.

   T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

   The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

   T. ROWE PRICE PRIME RESERVE PORTFOLIO

   The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

   The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


   * The Mid Cap Growth Portfolio is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid Cap Growth Subaccount. The Mid Cap Growth Portfolio will not accept investments from Contractowners who purchased their Contract after April 30, 2004. If you purchased your Contract after that date, you may not allocate purchase payments or exchange your Account Value to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

   ** "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.


THE INVESTMENT ADVISERS

   T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc. ("TRP International"), an affiliate of

VARIABLE ANNUITY PROSPECTUS                                                   16
--------------------------------------------------------------------------------


   T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. As Investment Adviser to the Portfolios, T. Rowe Price and TRP International are responsible for selection and management of portfolio investments. T. Rowe Price and TRP International are registered with the SEC as investment advisers.

   T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company, and the Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

   The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

   The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

   If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT

   If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the Company. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

VARIABLE ANNUITY PROSPECTUS                                                   17
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

   If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 if made pursuant to an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. Cumulative purchase payments exceeding $1 million will not be accepted under a Contract without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at P.O. Box 2788, Topeka, Kansas 66601-9804; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

   The Company will credit subsequent purchase payments as of the end of the Valuation Period during which they are received. You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The minimum initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

ALLOCATION OF PURCHASE PAYMENTS

   In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. The allocation must be a whole percentage. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. Available allocation alternatives include the ten Subaccounts and the Fixed Interest Account. You may change the purchase payment allocation instructions by submitting a proper written request to the Company. A proper change in allocation instructions will be effective upon receipt by the Company and will continue in effect until subsequently changed. You may change your purchase payment allocation instructions by telephone or by sending a request in writing to the Company. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account as described in "Exchanges of Account Value."

DOLLAR COST AVERAGING OPTION

   Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities

VARIABLE ANNUITY PROSPECTUS                                                   18
--------------------------------------------------------------------------------


   are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the Subaccount's price as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.


   You may request a Dollar Cost Averaging Request form from the Company. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time. The Company does not require that exchanges be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.


   To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

   After the Company has received a Dollar Cost Averaging Request in proper form, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Company of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until the Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed in "Exchanges of Account Value."

   You may instruct us to terminate the option at any time by written request to the Company. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the Company. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services.

   Account Value also may be dollar cost averaged to or from the Fixed Interest Account, subject to certain restrictions described under "The Fixed Interest Account."

VARIABLE ANNUITY PROSPECTUS                                                   19
--------------------------------------------------------------------------------


ASSET REBALANCING OPTION

   Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect the Asset Rebalancing Option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts and the percentage of Account Value which should be allocated to each of the applicable Subaccounts each quarter under the Asset Rebalancing Option. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

   This option will result in the exchange of Account Value to one or more of the Subaccounts on the date you specify or, if no date is specified, on the date of the Company's receipt of the Asset Rebalancing Request in proper form and on each quarterly anniversary of the applicable date thereafter. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed below.

   You may instruct us to terminate this option at any time by written request to the Company. This option will terminate automatically in the event that you exchange Account Value (outside the Asset Rebalancing option) by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to resume Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the Company. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services.

   Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing, subject to certain restrictions described under "The Fixed Interest Account."

EXCHANGES OF ACCOUNT VALUE


   Prior to the Annuity Payout Date, you may exchange Account Value among the Subaccounts upon proper written request to the Company. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if an Authorization for Telephone Requests form has been properly completed, signed, and filed with the Company. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount.


   You may also exchange Account Value between the Subaccounts and the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described

VARIABLE ANNUITY PROSPECTUS                                                   20
--------------------------------------------------------------------------------


   in "The Fixed Interest Account." For a discussion of exchanges after the Annuity Payout Date, see "Annuity Payments."


   The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may be disruptive to the Portfolios in which the Subaccounts invest. We reserve the right to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners (regardless of the number of previous exchanges during the Contract
   Year). In making this determination, we will consider among other things, the following factors:

      >  The total dollar amount being exchanged;

      >  The number of exchanges you made within the previous three months;

      > Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

      > Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.

   The Company reserves the right to limit the size and frequency of exchanges and to discontinue telephone and other electronic exchanges. If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may among other things, restrict the availability of telephone exchanges or other electronic exchanges and may require that you submit exchange requests in writing via regular U.S. mail. We may also refuse to act on exchange instructions of an agent who is acting on behalf of one or more Owners. Also, certain of the Portfolios have in place limits on the number of exchanges permitted, which limits are more restrictive than 14 per Contract Year. If we choose to discontinue your right to use telephone and other electronic exchanges or to otherwise restrict the size and/or frequency of your exchanges, we will so notify you in writing.

   While the Company discourages market timing and excessive short-term trading, the Company cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.



ACCOUNT VALUE

   The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

VARIABLE ANNUITY PROSPECTUS                                                   21
--------------------------------------------------------------------------------


   On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount for that date. See "Determination of Account Value," below. No minimum amount of Account Value is guaranteed. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

   Account Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Account Value, payment of subsequent purchase payments, partial withdrawals, Annuity Payments under Options 5 through 7, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

   Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the particular Subaccount as of the end of the Valuation Period in which the purchase payment is credited.

   In addition, other transactions including full or partial withdrawals, exchanges, Annuity Payments under Options 5 through 7, and assessment of premium taxes against the Contract, all affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received after that time on any Valuation Date will be effected at the price determined on the following Valuation Date. The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the price of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

   The price of each Subaccount's units initially was $10. Determination of the price of a Subaccount takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio of the Funds, (2) any dividends or distributions paid by the corresponding Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

   Prior to the Annuity Payout Date, you may surrender the Contract for its Withdrawal Value or make a partial withdrawal of Account Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from the Account Value at any time while the Owner is living, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under applicable law. Withdrawals after the Annuity Payout Date are permitted only under Annuity Options 5 through 7. See "Annuity Payments." A full or partial withdrawal request will be effective as of the end of the

VARIABLE ANNUITY PROSPECTUS                                                   22
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   Valuation Period that a proper written request is received by the Company. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

   The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company, less any premium taxes due and paid by the Company.

   You may request a partial withdrawal as a specified percentage or dollar amount of Account Value. Each partial withdrawal must be for at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request. Upon payment, the Account Value will be reduced by an amount equal to the payment and any applicable premium tax. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The amount of a partial withdrawal will be deducted from the Account Value in the Subaccounts and the Fixed Interest Account, according to your instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account." If you do not specify the allocation, the Company will contact you for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge."

   A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner's attaining age 59 1/2, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal under the Contract. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS

   The Company currently offers a feature under which you may elect to receive systematic withdrawals of Account Value by sending a properly completed Systematic Withdrawal Request form to the Company. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. You may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or as based upon the life expectancy of the Owner or the Owner and a beneficiary, and the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. You may stop or modify systematic withdrawals upon proper written request to the Company at least 30 days in advance of the requested date of termination or modification.

   Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium taxes. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

VARIABLE ANNUITY PROSPECTUS                                                   23
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   The Company will effect each systematic withdrawal as of the end of the
   Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

   The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under "The Fixed Interest Account." You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax imposed on withdrawals made prior to the Owner's attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT

   You may return a Contract within the Free-Look Period, which is a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance contract). If you return your Contract during the Free-Look Period, the returned Contract will then be deemed void. The Company will refund any purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is postmarked for return to the Company. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so.

DEATH BENEFIT

   If the Owner dies during the Accumulation Period, the Company will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner during the Accumulation Period and instructions regarding payment. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant during the Accumulation Period and instructions regarding payment, and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of an Owner occurs on or after the Annuity Payout Date, no death benefit proceeds will be payable under the Contract, except that any guaranteed Annuity Payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of death. See "Annuity Options."

   The death benefit proceeds will be the death benefit reduced by any premium taxes due or paid by the Company. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of (1) the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company, (2) the total purchase payments received less any reductions caused by previous withdrawals, or (3) the stepped-up death benefit. The stepped-up death benefit is: (a) the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (b) any purchase payments made since the applicable fifth annual Contract anniversary, less (c) any withdrawals since the applicable anniversary.

   If an Owner dies during the Accumulation Period and the Contract was issued to the Owner after age 75, the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company.

VARIABLE ANNUITY PROSPECTUS                                                   24
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   The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive Annuity Payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments.
   A tax adviser should be consulted in considering Annuity Options. See
   "Federal Tax Matters" for a discussion of the tax consequences in the event of death.


DISTRIBUTION REQUIREMENTS

   For Contracts issued in connection with Non-Qualified Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force until the earlier of the surviving spouse's death or the Annuity Payout Date or to receive the death benefit proceeds. For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of the Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts issued in connection with Qualified Plans, the terms of any Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

   If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed Annuity Payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Annuity Options."

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

   The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

   The expense risk borne by the Company is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the profit realized from the mortality and expense risk charge. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company assumes a mortality risk in connection with the death benefit under the Contract.

VARIABLE ANNUITY PROSPECTUS                                                   25
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   The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional and administrative expenses.

PREMIUM TAX CHARGE

   Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted upon the Annuity Payout Date, upon full or partial withdrawal, or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter.

OTHER CHARGES

   The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

GUARANTEE OF CERTAIN CHARGES

   The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

FUND EXPENSES

   Each Subaccount purchases shares at the net asset value of the corresponding Portfolio of the Funds. Each Portfolio's net asset value reflects the investment management fee and any other expenses that are deducted from the assets of the Fund. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Portfolio prospectuses, are not specified or fixed under the terms of the Contract, and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

   You may select the Annuity Payout Date at the time of application. You may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require you to begin receiving Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's 70th birthday or the fifth annual Contract Anniversary; however, if the Owner has not selected an Annuity Payout Date, Annuity Payments will not begin until the Company receives specific instructions from the Owner. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

VARIABLE ANNUITY PROSPECTUS                                                   26
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   On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available either as a variable annuity supported by the Subaccounts or as a fixed annuity supported by the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

   TABLE 5

                                                                                                  COMBINATION VARIABLE
        ANNUITY OPTION                                       VARIABLE ANNUITY    FIXED ANNUITY     AND FIXED ANNUITY
        --------------                                       ----------------    -------------    --------------------
        Option 1 - Life Income                                      X                  X
        Option 2 - Life Income with Period Certain                  X                  X
        Option 3 - Life Income with Installment Refund              X                  X
        Option 4 - Joint and Last Survivor                          X                  X
        Option 5 - Payments for a Specified Period                  X                  X                   X
        Option 6 - Payments of a Specified Amount                   X                  X                   X
        Option 7 - Age Recalculation                                X                  X                   X

   Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The Company will make Annuity Payments on a monthly, quarterly, semiannual, or annual basis. No Annuity Payments will be made for less than $20. You may direct Investment Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price Funds by submitting a written request to the Company. If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency.

   You may designate or change an Annuity Payout Date, Annuity Option and Annuitant, provided proper written notice is received at the Company at least 30 days prior to the Annuity Payout Date. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received by the Company.

EXCHANGES AND WITHDRAWALS

   During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the Company. Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within 30 days of the Annuity Payout Date. Exchanges of Account Value or Payment Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

   You may exchange Payment Units under Options 1 through 4 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account." The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

   Once Annuity Payments have commenced, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity for the Withdrawal Value. Full and partial withdrawals of Account Value are available, however, during the Annuity Period under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

VARIABLE ANNUITY PROSPECTUS                                                   27
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ANNUITY OPTIONS

   The Contract provides for seven Annuity Options. Other Annuity Options may be available upon request at the discretion of the Company. If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. The Annuity Options are set forth below.

   OPTION 1 - LIFE INCOME Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 - LIFE INCOME WITH PERIOD CERTAIN OF 5, 10, 15, OR 20 YEARS Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. UPON THE ANNUITANT'S DEATH AFTER THE PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

   OPTION 3 - LIFE INCOME WITH INSTALLMENT OR UNIT REFUND OPTION Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

   OPTION 4 - JOINT AND LAST SURVIVOR Periodic Annuity Payments will be made during the lifetime of the Annuitants. Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment is reduced as of the first Annuity Payment following the Annuitant's death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of the Annuitant, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

   OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

VARIABLE ANNUITY PROSPECTUS                                                   28
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   OPTION 7 - AGE RECALCULATION Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

SELECTION OF AN OPTION

   You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. For Non-Qualified Plans, the Company does not allow Annuity Payments to be deferred beyond the Annuitant's 90th birthday.

ANNUITY PAYMENTS

   Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Payout Date and gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates. The Company calculates variable Annuity Payments under Options 1 through 4 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio of the Funds; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

   The Company determines the number of Payment Units used to calculate each variable annuity payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, which are the guaranteed minimum dollar amount of monthly annuity payment for each $1,000 of Account Value, less any applicable premium taxes, applied to an Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

   On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the

VARIABLE ANNUITY PROSPECTUS                                                   29
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   Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

   Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount. An example is set forth below of an Annuity Payment calculation under Option 2, assuming purchase of a Contract by a 60-year-old male with Account Value of $100,000.

   TABLE 6

        Account Value                $100,000
        Premium Tax                  -      0             $100,000
                                     --------             -------- = 100
        Proceeds Under the Contract  $100,000             $  1,000

        Amount determined by reference to annuity table for a male, age 60 under Option 2................   $4.78

        First Variable Annuity Payment (100 x $4.78).....................................................    $478

                                                                                               NUMBER OF PAYMENT
                             ALLOCATION OF       FIRST VARIABLE         PAYMENT UNIT             UNITS USED TO
                             ACCOUNT VALUE       ANNUITY PAYMENT       VALUE ON ANNUITY            DETERMINE
        SUBACCOUNT         UNDER THE CONTRACT      ALLOCATION            PAYOUT DATE          SUBSEQUENT PAYMENTS
        ----------         ------------------    ---------------       ----------------       -------------------
        Equity Income             50%                $239.00       /        $1.51         =        158.2781
        International
        Stock                     50%                 239.00       /         1.02         =        234.3137
                                                     -------
                                                     $478.00

                           NUMBER OF PAYMENT UNITS USED TO      PAYMENT UNIT VALUE ON      AMOUNT OF SUBSEQUENT
        SUBACCOUNT          DETERMINE SUBSEQUENT PAYMENTS      SUBSEQUENT PAYMENT DATE       ANNUITY PAYMENT
        ----------         -------------------------------     -----------------------     --------------------
        Equity Income                 158.2781              x           $1.60           =        $253.24
        International
        Stock                         234.3137              x            1.10           =         257.74
                                                                                                  ------
        Subsequent Variable Annuity Payment..................................................    $510.98

ASSUMED INTEREST RATE

   As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccounts is equal to the assumed interest rate, Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the amount of the Annuity Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial variable Annuity Payment, but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline more rapidly in a falling market). Conversely, a lower assumed interest rate, for example 3.5%, would mean a lower initial variable Annuity Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining Annuity Payment amounts in a falling market.

VARIABLE ANNUITY PROSPECTUS                                                   30
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THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

   You may allocate all or a portion of your purchase payments and exchange Account Value to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this Prospectus relating to the Fixed Interest Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract."

   Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST

   Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Company's General Account. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

   Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account. The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling one-year periods (each a "Guarantee Period"). Upon expiration of any Guarantee Period, a new Guarantee Period begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company as of the first day of the new Guarantee Period.

   Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. Therefore, at any time, various portions of a Contractowner's Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

   For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken first from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee

VARIABLE ANNUITY PROSPECTUS                                                   31
--------------------------------------------------------------------------------


   Period expires during the calendar month in which the withdrawal or exchange is effected, then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

   The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES

   Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Account Value is allocated to the Fixed Interest Account; however, such Contractowners will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

   Amounts may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, a Contractowner who desires to implement the Asset Rebalancing Option should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once an Asset Rebalancing Option is implemented, the restrictions on exchanges will not apply to exchanges made pursuant to the Option. Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option) or the amount remaining in the Fixed Interest Account.

   If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner's Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

   The Contractowner may also make full withdrawals to the same extent as a Contractowner who has allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from

VARIABLE ANNUITY PROSPECTUS                                                   32
--------------------------------------------------------------------------------


   the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

   The Company reserves the right to delay any full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received by the Company. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

   The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters," below.

   Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

   The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Contractowner may change the Beneficiary at any time while the Contract is in force by written request on a form provided and received by the Company. The change will not be binding on the Company until it is received and recorded by the Company. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

   The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT

   The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange between Subaccounts or from a Subaccount to the Fixed Interest Account within seven days from the Valuation Date a proper request is received by the Company. However, the Company can postpone the calculation or payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, for any period during which: (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) trading on the New York Stock Exchange is restricted as determined by the SEC, or (c) an emergency, as determined by the SEC, exists as a result of

VARIABLE ANNUITY PROSPECTUS                                                   33
--------------------------------------------------------------------------------


   which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account.

PROOF OF AGE AND SURVIVAL

   The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

   If the age or sex of an Annuitant or age of an Owner has been misstated, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

   The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code").

   The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan for which the Contract is purchased, the tax and employment status of the individuals involved, and a number of other factors. The discussion of the federal income tax considerations relating to a contract contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract (including an exchange). THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

   GENERAL

   The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR THE COMPANY'S TAXES

   A charge may be made against the Separate Account for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts, or the Contract for the Company's federal taxes periodically. Charges may become

VARIABLE ANNUITY PROSPECTUS                                                   34
--------------------------------------------------------------------------------


   necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

   DIVERSIFICATION STANDARDS

   Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

   In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

   The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, in the present case the Contractowner has additional flexibility in allocating purchase payments and Contract Values than in the cases described in the rulings. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are promulgated, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

VARIABLE ANNUITY PROSPECTUS                                                   35
--------------------------------------------------------------------------------


   INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

   Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

   > SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract. Similarly, loans under a Contract are generally treated as distributions under the Contract.

   > SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates. For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

   > PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but

VARIABLE ANNUITY PROSPECTUS                                                   36
--------------------------------------------------------------------------------


   for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

   ADDITIONAL CONSIDERATIONS

   > DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the distribution method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

   > GIFT OF ANNUITY CONTRACTS Generally, gifts of Non-Qualified Plan Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

   > CONTRACTS OWNED BY NON-NATURAL PERSONS If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   > MULTIPLE CONTRACT RULE For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of

VARIABLE ANNUITY PROSPECTUS                                                   37
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      whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

   > POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   > TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a qualified tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

   The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 or a Roth IRA under Section 408A, of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

   The amount that may be contributed to a Qualified Plan is subject to limitations under the Code. In addition, early distributions from Qualified Plans may be subject to penalty taxes. Furthermore, most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These rules and requirements may not be incorporated into our Contract administration procedures. Therefore, Contractowners, Annuitants, and Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

VARIABLE ANNUITY PROSPECTUS                                                   38
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   THE FOLLOWING IS A BRIEF DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE
   CONTRACT THEREWITH:

   >  SECTION 408 AND SECTION 408A

      Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

      TABLE 7


               TAX YEAR           AMOUNT
               --------           ------
                 2004             $3,000
               2005-2007          $4,000
          2008 and thereafter     $5,000



   Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax years of 2004-2005, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($65,000 for a married couple filing a joint return and $45,000 for a single taxpayer in 2004). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

   An individual's interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

   If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions begin before the close of the calendar year following the year of the individual's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the

VARIABLE ANNUITY PROSPECTUS                                                   39
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      designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have reached age 70 1/2.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts, from a traditional IRA may be eligible to be rolled over to another traditional IRA.

      If an individual dies after reaching his or her required beginning date, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions to all IRAs bear to the expected return under the IRAs.

      The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

      Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's life time. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end the first calendar year after death and made over the beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

   >  TAX PENALTIES

      Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases;

VARIABLE ANNUITY PROSPECTUS                                                   40
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      (viii) made to pay "qualified higher education expenses"; or (ix) for certain "qualified first-time homebuyer distributions."

      Minimum Distribution Tax. If the amount distributed from all of your IRAs is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed from all of your IRAs.

   >  WITHHOLDING

      Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

   You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.

   Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in a Subaccount on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit timely voting instructions will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in that Subaccount.

VARIABLE ANNUITY PROSPECTUS                                                   41
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SUBSTITUTION OF INVESTMENTS

   The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts if marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount of the Separate Account to another separate account or Subaccount with the consent of Investment Services.

   In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law; it may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

   The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

VARIABLE ANNUITY PROSPECTUS                                                   42
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REPORTS TO OWNERS

   A statement will be sent annually to each Contractowner setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. Confirmations will also be sent upon purchase payments, exchanges, and full and partial withdrawals. Certain transactions will be confirmed quarterly. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

   Each Contractowner will also receive an annual and semiannual report containing financial statements for the Portfolios, which will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

   You may request an exchange of Account Value by telephone if an Authorization for Telephone Requests form ("Telephone Authorization") has been completed, signed, and filed with the Company. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided that it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Contractowners might not be able to request exchanges by telephone and would have to submit written requests.

   By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract, and agree that neither the Company, nor any of its affiliates, nor the Funds, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any requests effected in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss arising from the telephone exchange privileges. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

   T. Rowe Price Investment Services, Inc. ("Investment Services"), is the distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the National Association of Securities Dealers, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

   There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

VARIABLE ANNUITY PROSPECTUS                                                   43
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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

   Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

   Current yield for the Prime Reserve Subaccount will be based on investment income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings.

   For the other Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods. Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

   Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts and the usage of other performance related information, see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

   A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is made to such Registration Statement and exhibits for further information relating to the Company and the Contract. Statements contained in this Prospectus, as to the content of the Contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the SEC's office, located at 450 Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS


   The financial statements of the Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Separate Account at December 31, 2003, and for each of the specified periods ended December 31, 2003, are included in the Statement of Additional Information.

VARIABLE ANNUITY PROSPECTUS                                                   44
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TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


   The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account. The table of contents of the Statement of Additional Information is set forth below.


   General Information and History
   Distribution of the Contract
   Limits on Premiums Paid Under Tax-Qualified Retirement Plans
   Experts

   Performance Information

   Financial Statements

ILLUSTRATIONS

   The following tables illustrate how the Account Values and Withdrawal Values of a hypothetical Contract and systematic withdrawals and Annuity Payments from a hypothetical Contract may vary over an extended period of time assuming hypothetical rates of return equivalent to constant gross annual rates of return of 0%, 6%, and 12%. The values illustrated would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years.

   The hypothetical illustrations assume purchase of a Contract with an initial investment of $20,000 by a New York resident, age 50, whose income tax rate is 31% federal and 7.59% state and whose capital gains tax rate is 20% federal and 7.59% state. The illustrations further assume an Accumulation Period of 15 years and distributions beginning upon the Owner's attaining age 65 and continuing until age 90. Two methods of distribution are illustrated:
   (1) systematic withdrawals in equal amounts over a 25-year distribution period (assuming the Owner stops withdrawals after 25 years to begin Annuity Payments or to take a lump-sum withdrawal), and (2) life income with guaranteed payments of 10 years.

   The amounts shown for Account Value, Withdrawal Value, systematic withdrawals, and life income with 10 years certain Annuity Payments reflect the fact that the net investment return on the Subaccounts is lower than the gross investment return as a result of the mortality and expense risk charge levied against the Subaccounts and the daily investment management fee deducted from the Portfolios of the Funds. The management fee is assumed to be equal to 0.85% which is representative of the average investment management fee applicable to the ten Portfolios of the Funds. The management fee includes the ordinary expenses of operating the Funds. For the year ended December 31, 2002, the total expenses of each Portfolio of the Funds were the following percentages of the average daily net assets of the Portfolios:
   0.85% for New America Growth Portfolio; 1.05% for International Stock Portfolio; 0.85% for Mid-Cap Growth Portfolio; 0.85% for Equity Income Portfolio; 0.90% for Personal Strategy Balanced Portfolio; 0.85% for Blue Chip Growth Portfolio; 0.95% for Health Sciences Portfolio; 0.40% for Equity Index 500 Portfolio; 0.70% for Limited-Term Bond Portfolio; and 0.55% for Prime Reserve Portfolio.

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VARIABLE ANNUITY PROSPECTUS                                                   45
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   After deduction of the mortality and expense risk charge and Portfolio expenses described above, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.4%, 4.6%, and 10.6%. The hypothetical values shown in the tables do not reflect any charges against the Subaccounts for income taxes that may be attributable to the Subaccounts in the future since the Company is not currently making these charges. Similarly, the hypothetical values do not reflect deduction of a premium tax charge, as no premium tax is currently imposed in the State of New York. In the event that these charges were to be made, the gross annual investment rate would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the charges in order to produce the values illustrated.

   The Withdrawal Values, systematic withdrawals, and life income with 10 years certain Annuity Payments shown are net of the assumed tax rates set forth above. All federal tax calculations assume that state taxes are allowed as a deduction on the federal tax return. The illustrations further assume that any investment losses may be applied in full against other ordinary income or capital gains as applicable.

VARIABLE ANNUITY PROSPECTUS                                                   46
--------------------------------------------------------------------------------


ACCUMULATION (12.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

        END OF CONTRACT YEAR   AGE   ANNUAL INVESTMENT   WITHDRAWAL VALUE (AFTER TAX)   ACCOUNT VALUE (BEFORE TAX)
        --------------------   ---   -----------------   ----------------------------   --------------------------
                  1             50      $20,000.00                 $21,122                      $22,087
                  2             51           0                      22,362                       24,393
                  3             52           0                      23,730                       26,939
                  4             53           0                      25,242                       29,750
                  5             54           0                      26,911                       32,855
                  6             55           0                      28,755                       36,285
                  7             56           0                      30,791                       40,072
                  8             57           0                      33,040                       44,254
                  9             58           0                      35,523                       48,873
                 10             59           0                      38,265                       53,974
                 11             60           0                      45,255                       59,607
                 12             61           0                      49,222                       65,829
                 13             62           0                      53,603                       72,700
                 14             63           0                      58,441                       80,287
                 15             64           0                      63,784                       88,667

DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING OF CONTRACT                             SYSTEMATIC WITHDRAWALS
                YEAR           AGE   ANNUAL INVESTMENT        (AFTER TAX)         LIFE WITH 10 (AFTER TAX)
       ---------------------   ---   -----------------   ----------------------   ------------------------
                 16             65           0                  $5,781                    $ 3,907
                 17             66           0                   5,781                      4,145
                 18             67           0                   5,781                      4,399
                 19             68           0                   5,781                      4,670
                 20             69           0                   5,781                      4,959
                 21             70           0                   5,781                      5,268
                 22             71           0                   5,781                      5,597
                 23             72           0                   5,781                      5,949
                 24             73           0                   5,781                      6,324
                 25             74           0                   5,781                      6,724
                 26             75           0                   5,781                      7,151
                 27             76           0                   5,781                      7,607
                 28             77           0                   5,781                      8,093
                 29             78           0                   5,781                      8,612
                 30             79           0                   5,781                      9,165
                 31             80           0                   5,781                      9,756
                 32             81           0                   5,781                     10,386
                 33             82           0                   5,781                     11,058
                 34             83           0                   5,781                     11,776
                 35             84           0                   5,781                     12,541
                 36             85           0                   5,781                     13,181
                 37             86           0                   5,781                     13,876
                 38             87           0                   5,781                     14,806
                 39             88           0                   7,360                     15,799
                 40             89           0                   8,474                     16,858
                 41             90           0                   8,755*                    17,988**

* Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

** Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

VARIABLE ANNUITY PROSPECTUS                                                   47
--------------------------------------------------------------------------------

ACCUMULATION (6.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

        END OF CONTRACT YEAR   AGE   ANNUAL INVESTMENT   WITHDRAWAL VALUE (AFTER TAX)   ACCOUNT VALUE (BEFORE TAX)
        --------------------   ---   -----------------   ----------------------------   --------------------------
                  1             50      $20,000.00                 $20,486                       $20,904
                  2             51           0                      20,994                        21,849
                  3             52           0                      21,525                        22,837
                  4             53           0                      22,080                        23,870
                  5             54           0                      22,661                        24,949
                  6             55           0                      23,267                        26,077
                  7             56           0                      23,901                        27,255
                  8             57           0                      24,563                        28,488
                  9             58           0                      25,256                        29,776
                 10             59           0                      25,979                        31,122
                 11             60           0                      27,989                        32,529
                 12             61           0                      28,926                        33,999
                 13             62           0                      29,906                        35,536
                 14             63           0                      30,931                        37,143
                 15             64           0                      32,002                        38,822

DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

        BEGINNING OF CONTRACT                             SYSTEMATIC WITHDRAWALS
                YEAR            AGE   ANNUAL INVESTMENT          (AFTER TAX)       LIFE WITH 10 (AFTER TAX)
        ---------------------   ---   -----------------   ----------------------   ------------------------
                 16              65           0                    $1,567                   $1,909
                 17              66           0                     1,567                    1,925
                 18              67           0                     1,567                    1,940
                 19              68           0                     1,567                    1,956
                 20              69           0                     1,567                    1,971
                 21              70           0                     1,567                    1,987
                 22              71           0                     1,567                    2,004
                 23              72           0                     1,567                    2,020
                 24              73           0                     1,567                    2,036
                 25              74           0                     1,567                    2,053
                 26              75           0                     1,567                    2,070
                 27              76           0                     1,567                    2,087
                 28              77           0                     1,567                    2,104
                 29              78           0                     1,567                    2,121
                 30              79           0                     1,567                    2,138
                 31              80           0                     1,775                    2,156
                 32              81           0                     2,139                    2,174
                 33              82           0                     2,165                    2,192
                 34              83           0                     2,192                    2,210
                 35              84           0                     2,221                    2,228
                 36              85           0                     2,250                    2,070
                 37              86           0                     2,281                    1,912
                 38              87           0                     2,313                    1,931
                 39              88           0                     2,347                    1,950
                 40              89           0                     2,382                    1,969
                 41              90           0                     2,419*                   1,988**

* Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

** Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

VARIABLE ANNUITY PROSPECTUS                                                   48
--------------------------------------------------------------------------------

ACCUMULATION (0.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

        END OF CONTRACT YEAR   AGE   ANNUAL INVESTMENT   WITHDRAWAL VALUE (AFTER TAX)   ACCOUNT VALUE (BEFORE TAX)
        --------------------   ---   -----------------   ----------------------------   --------------------------
                  1             50      $20,000.00                 $19,822                      $19,721
                  2             51           0                      19,647                       19,446
                  3             52           0                      19,474                       19,174
                  4             53           0                      19,303                       18,907
                  5             54           0                      19,135                       18,643
                  6             55           0                      18,969                       18,383
                  7             56           0                      18,805                       18,126
                  8             57           0                      18,644                       17,874
                  9             58           0                      18,485                       17,624
                 10             59           0                      18,328                       17,378
                 11             60           0                      18,174                       17,136
                 12             61           0                      18,021                       16,897
                 13             62           0                      17,871                       16,661
                 14             63           0                      17,723                       16,428
                 15             64           0                      17,576                       16,199

DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING OF CONTRACT                             SYSTEMATIC WITHDRAWALS
                YEAR           AGE   ANNUAL INVESTMENT        (AFTER TAX)         LIFE WITH 10 (AFTER TAX)
       ---------------------   ---   -----------------   ----------------------   ------------------------
                 16             65           0                   $520                    $1,003
                 17             66           0                    520                       970
                 18             67           0                    520                       924
                 19             68           0                    520                       880
                 20             69           0                    520                       839
                 21             70           0                    520                       799
                 22             71           0                    520                       761
                 23             72           0                    520                       725
                 24             73           0                    520                       691
                 25             74           0                    520                       658
                 26             75           0                    520                       627
                 27             76           0                    520                       597
                 28             77           0                    520                       569
                 29             78           0                    520                       542
                 30             79           0                    520                       517
                 31             80           0                    520                       492
                 32             81           0                    520                       469
                 33             82           0                    520                       447
                 34             83           0                    520                       426
                 35             84           0                    520                       405
                 36             85           0                    520                       386
                 37             86           0                    520                       368
                 38             87           0                    520                       351
                 39             88           0                    520                       334
                 40             89           0                    520                       318
                 41             90           0                  2,870*                    1,979**

* Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

** Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


      T. ROWE PRICE VARIABLE ANNUITY
      STATEMENT OF ADDITIONAL INFORMATION

      DATE: MAY 1, 2004


      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


      --------------------------------------------------------------------------
      ISSUED BY:                           MAILING ADDRESS:
      First Security Benefit Life          First Security Benefit Life Insurance
      Insurance and Annuity Company        and Annuity Company of New York
      of New York                          c/o T. Rowe Price Variable Annuity
      70 West Red Oak Lane, 4th Floor      Service Center
      White Plains, New York 10604         P.O. Box 2788
      1-800-355-4570                       Topeka, Kansas 66601-9804
                                           1-800-239-4703


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price Variable Annuity dated May 1, 2004. A copy of the Prospectus may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-239-4703 or by writing P.O. Box 2788, Topeka, Kansas 66601-9804.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

      General Information and History                                          1

      Distribution of the Contract                                             1

      Limits on Premiums Paid Under Tax-Qualified Retirement Plans             1

      Performance Information                                                  2

      Permissible Advertising Information                                      4

      Experts                                                                  5

      Financial Statements                                                     6

STATEMENT OF ADDITIONAL INFORMATION                                            1
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

      For a description of the Individual Flexible Premium Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS

      The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

      T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

      Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services' registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408 AND 408A

      Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


                        TAX YEAR                AMOUNT
                          2004                  $3,000
                       2005 - 2007              $4,000
                   2008 and thereafter          $5,000

      If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the tax years of 2004 - 2005, or $1,000 for the tax years 2006 and thereafter.


      Spousal IRAs allow an Owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's

STATEMENT OF ADDITIONAL INFORMATION                                            2
--------------------------------------------------------------------------------

      compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

      Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code.
      Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b) $40,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

      Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                         365/7
              Effective Yield = [(Base Period Return + 1)     ] - 1


      For the seven-day period ended December 31, 2003, the yield of the Prime Reserve Subaccount was 0% and the effective yield of the Subaccount was 0%.


      Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)^6 - 1]
                                      -----
                                       cd

           where   a =  net investment income earned during the period by the
                        Portfolio attributable to shares owned by the Subaccount,

                   b = expenses accrued for the period (net of any reimbursements),

                   c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

                   d = the maximum offering price per Accumulation Unit on the last day of the period.


      Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)(to the nth power) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

      Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

                                               AVERAGE ANNUAL TOTAL RETURN
                                                 AS OF DECEMBER 31, 2002
                                      ---------------------------------------------
        SUBACCOUNT                    ONE-YEAR   FIVE-YEAR   FROM DATE OF INCEPTION
        ----------                    --------   ---------   ----------------------
        International Stock           (18.75)%     (4.74)%            0.34%(1)
        New America Growth            (28.72)      (6.00)             4.58 (1)
        Mid-Cap Growth                (21.69)       4.26              6.45 (2)
        Equity Income                 (13.59)       1.86              9.82 (1)
        Personal Strategy Balanced     (8.29)       2.72              7.99 (1)
        Blue Chip Growth              (24.27)         --            (21.02)(3)
        Health Sciences               (28.45)         --            (17.15)(3)
        Equity Index 500              (22.72)         --            (20.15)(3)
        Limited-Term Bond               4.82        5.58              5.57 (1)

        (1) From January 19, 1996 (Subaccount date of inception) to December 31, 2002.

        (2) From December 31, 1996 (Subaccount date of inception) to December 31, 2002.

        (3) From February 1, 2001 (Subaccount date of inception) to December 31, 2002.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, Inc., Morningstar, Inc. or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of a tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and
      (iii) personal or general hypothetical illustrations of accumulation and payout period Account Values and annuity payments. From time to

STATEMENT OF ADDITIONAL INFORMATION                                            4
--------------------------------------------------------------------------------

      time information may be provided in advertising, sales literature and other written material regarding the appropriateness of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

PERMISSIBLE ADVERTISING INFORMATION
--------------------------------------------------------------------------------

      From time to time, the Separate Account may, in addition to any other permissible information, include the following types of information in advertisements, sales literature, reports to contractowners or other investor communications ("advertisements"): (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions about past, current or possible economic, market and political trends and events; (3) presentations of statistical data to supplement such discussions; (4) published evaluations by nationally recognized ranking services and financial or business publications or other media including reprints of, or selections from, such publications; (5) descriptions and updates concerning a Subaccount's strategies, and past or anticipated portfolio investments; (6) analysis of its investments by industry, country, credit quality and other characteristics; (7) general biography or work experience of the portfolio manager of a Subaccount, including information about awards received by the portfolio manager, mentions of the manager in the media, or announcements of the portfolio manager's appearance on television or radio programs, or presentations at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology underlying stock selection or a Subaccount's investment objective; (10) a discussion of the risk/return continuum relating to different investments; (11) discussions on general principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount; (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs; (15) information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans; and (16) other information of interest to investors. Advertisements may include information about the Subaccount's underlying portfolio in addition to, or in place of, information about the Subaccount itself.

      Advertisements may also include a Subaccount's performance, goals, risks and expenses compared with (a) various indexes so that investors may compare a Subaccount's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (b) other subaccounts tracked by the Variable Annuity Research and Data Service ("VARDS"), Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks separate accounts or subaccounts by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount; (d) other statistics such as gross national product or gross domestic product of the United States or other countries or regions, net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute), to illustrate investment attributes to a Subaccount or the general economic, business, investment, or financial environment in which a Subaccount operates; (e) various financial, economic and market statistics developed by brokers, dealers and other persons to illustrate aspects of a Subaccount's performance; (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the Subaccount's historic performance or current or potential value with respect to the particular industry or sector; (g) a hypothetical or model portfolio; or (h) other subaccounts or variable annuities. The Separate Account may also discuss and compare in advertising the relative performance of various types of investment

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

      instruments including, but not limited to, certificates of deposit, ordinary interest savings accounts, other forms of fixed or variable time deposits, qualified retirement plans, stocks, Treasury securities, and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of volatility and benchmark correlation in advertising and other materials and may compare these measures to those of indexes, other subaccounts or other types of investments.

      The Separate Account's advertisements may also include rankings or ratings of the Company and of the investor services provided to contractowners other than performance rankings of a Subaccount itself. Those ratings or rankings of investor services by third parties may include comparisons of their services to those provided by other variable annuity providers selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, contractowners or others.

      The Separate Account, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

      All performance information that the Separate Account advertises is historical in nature and is not intended to represent or guarantee future results. The value of accumulation units when redeemed may be more or less than their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration. A Subaccount's returns and unit price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.

      In connection with a ranking, the Separate Account may provide additional information, such as the particular category to which it is related, the number of subaccounts in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements. In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indexes and averages is not identical to a Subaccount's portfolio, the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate Account to calculate its figures. For example, unmanaged indexes may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, there can be no assurance that a Subaccount will continue its performance as compared to these other averages. When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment in a Subaccount may be subject to greater market risks than are certain other types of investments.

EXPERTS
--------------------------------------------------------------------------------


      The financial statements of the Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Separate Account as of December 31, 2003, and for each of the specified periods ended December 31, 2003 included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION                                            6
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


      The financial statements of the Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Separate Account at December 31, 2003, and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


      The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

CONTENTS
--------------------------------------------------------------------------------


        Report of Independent Auditors                                         7

        Financial Statements

        Statements of Assets and Liabilities                                   8

        Statements of Operations                                               9

        Statements of Changes in Net Assets                                   10

        Notes to Financial Statements                                         13

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


      The Contract Owners
      T. Rowe Price Variable Annuity Account of First
      Security Benefit Life Insurance and Annuity
      Company of New York
      and
      The Board of Directors
      First Security Benefit Life Insurance and Annuity
      Company of New York

      We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a separate account comprised of the New America Growth, International Stock, Equity Income, Personal Strategy Balanced, Limited-Term Bond, Mid-Cap Growth, Prime Reserve, Blue Chip Growth, Equity Index 500, and Health Sciences Subaccounts, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003, and the results of their operations and the changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                       /s/ ERNST & YOUNG LLP

      Kansas City, Missouri
      January 30, 2004

STATEMENT OF ADDITIONAL INFORMATION                                            8
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES


                                                    YEAR ENDED DECEMBER 31, 2003
                                     (Dollars in Thousands - Except Unit Values)



                                                                                    PERSONAL
                                      NEW AMERICA   INTERNATIONAL     EQUITY        STRATEGY     LIMITED-TERM
                                        GROWTH         STOCK          INCOME        BALANCED         BOND
                                      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -----------   -------------   ----------     ----------    ------------
Assets:
   Mutual funds, at market value ...   $  2,542       $  1,264       $  5,312       $  1,799       $    677
                                       --------       --------       --------       --------       --------
Total assets .......................      2,542          1,264          5,312          1,799            677
                                       --------       --------       --------       --------       --------
Net assets .........................   $  2,542       $  1,264       $  5,312       $  1,799       $    677
                                       ========       ========       ========       ========       ========

Net assets:
   Accumulation assets .............   $  2,542       $  1,264       $  5,312       $  1,799       $    677
                                       --------       --------       --------       --------       --------
Net assets .........................   $  2,542       $  1,264       $  5,312       $  1,799       $    677
                                       ========       ========       ========       ========       ========

Units outstanding ..................    133,644         94,869        206,021         79,935         42,882

Unit value .........................   $  19.01       $  13.33       $  25.78       $  22.51       $  15.79

Mutual funds, at cost ..............   $  3,083       $  1,436       $  4,858       $  1,691       $    672
Mutual fund shares .................    144,832        105,887        263,106        111,544        132,979



                                        MID-CAP        PRIME        BLUE CHIP       EQUITY          HEALTH
                                        GROWTH        RESERVE        GROWTH        INDEX 500       SCIENCES
                                      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -----------    ----------     ----------     ----------     ----------
Assets:
   Mutual funds, at market value ...   $  3,681       $    720       $    139       $    458       $    195
                                       --------       --------       --------       --------       --------
Total assets .......................      3,681            720            139            458            195
                                       --------       --------       --------       --------       --------
Net assets .........................   $  3,681       $    720       $    139       $    458       $    195
                                       ========       ========       ========       ========       ========

Net assets:
   Accumulation assets .............   $  3,681       $    720       $    139       $    458       $    195
                                       --------       --------       --------       --------       --------
Net assets .........................   $  3,681       $    720       $    139       $    458       $    195
                                       ========       ========       ========       ========       ========

Units outstanding ..................    183,830         57,037         16,786         53,009         22,190

Unit value .........................   $  20.02       $  12.62       $   8.30       $   8.64       $   8.79

Mutual funds, at cost ..............   $  2,867       $    720       $    133       $    449       $    179
Mutual fund shares .................    184,985        720,228         16,578         54,062         21,823


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS


                                                    YEAR ENDED DECEMBER 31, 2003
                                                                  (In Thousands)



                                                                                               PERSONAL
                                                  NEW AMERICA   INTERNATIONAL     EQUITY       STRATEGY     LIMITED-TERM
                                                    GROWTH        STOCK          INCOME        BALANCED         BOND
                                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  ----------    -------------  -----------    -----------    -----------
Investment income (loss):
   Dividend distributions .....................   $       --    $        13    $        79    $        35    $        24
   Expenses:
     Mortality and expense risk
       fee ....................................          (12)            (6)           (25)            (9)            (4)
                                                  ----------    -----------    -----------    -----------    -----------
Net investment income (loss) ..................          (12)             7             54             26             20

Net realized and unrealized
   gain (loss) on investments:
   Capital gains distributions ................           --              1             --              1              1
   Realized gain (loss) on sales
     of fund shares ...........................          (59)           (69)           (22)            (5)             3
   Change in unrealized
     appreciation/depreciation on
     investments during the year ..............          737            370          1,023            328             (1)
                                                  ----------    -----------    -----------    -----------    -----------
Net realized and unrealized gain
   (loss) on investments ......................          678            302          1,001            324              3
                                                  ----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net
   assets resulting from
   operations .................................   $      666    $       309    $     1,055    $       350    $        23
                                                  ==========    ===========    ===========    ===========    ===========



                                                            MID-CAP         PRIME        BLUE CHIP       EQUITY         HEALTH
                                                            GROWTH         RESERVE        GROWTH        INDEX 500      SCIENCES
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          -----------    -----------    -----------    -----------    -----------
Investment income (loss):
   Dividend distributions .............................   $        --    $         6    $        --    $         6    $        --
   Expenses:
     Mortality and expense risk
       fee ............................................           (18)            (5)            (1)            (2)            (1)
                                                          -----------    -----------    -----------    -----------    -----------
Net investment income (loss) ..........................           (18)             1             (1)             4             (1)

Net realized and unrealized
   gain (loss) on investments:
   Capital gains distributions ........................            --             --             --             --             --
   Realized gain (loss) on sales
     of fund shares ...................................            60             --             (1)            (1)            --
   Change in unrealized
     appreciation/depreciation on
     investments during the year ......................         1,008             --             27             93             50
                                                          -----------    -----------    -----------    -----------    -----------
Net realized and unrealized gain
   (loss) on investments ..............................         1,068             --             26             92             50
                                                          -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net
   assets resulting from
   operations .........................................   $     1,050    $         1    $        25    $        96    $        49
                                                          ===========    ===========    ===========    ===========    ===========


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                           10
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31
                                                                  (In Thousands)



                                                                NEW AMERICA GROWTH          INTERNATIONAL STOCK
                                                                    SUBACCOUNT                  SUBACCOUNT
                                                               2003           2002          2003            2002
                                                           -----------    -----------    -----------    -----------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss) ......................   $       (12)   $       (12)   $         7    $         5
     Capital gains distributions .......................            --             --              1              1
     Realized gain (loss) on sales of fund shares ......           (59)           (60)           (69)           (66)
     Change in unrealized appreciation/depreciation on
       investments during the year .....................           737           (727)           370           (186)
                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets from operations           666           (799)           309           (246)

   From contractholder transactions:
     Variable annuity deposits .........................            38             41             17             21
     Terminations and withdrawals ......................          (106)           (29)           (83)           (40)
     Annuity payments ..................................            --             --             --             (2)
     Transfers between subaccounts, net ................           (25)           (39)           (28)           (64)
                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets from
     contractholder transactions .......................           (93)           (27)           (94)           (85)
                                                           -----------    -----------    -----------    -----------
Net increase (decrease) in net assets ..................           573           (826)           215           (331)
Net assets at beginning of year ........................         1,969          2,795          1,049          1,380
                                                           -----------    -----------    -----------    -----------
Net assets at end of year ..............................   $     2,542    $     1,969    $     1,264    $     1,049
                                                           ===========    ===========    ===========    ===========




                                                                  EQUITY INCOME              PERSONAL STRATEGY
                                                                    SUBACCOUNT               BALANCED SUBACCOUNT
                                                               2003           2002           2003           2002
                                                           -----------    -----------    -----------    -----------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss) ......................   $        54    $        49    $        26    $        31
     Capital gains distributions .......................            --              5              1             --
     Realized gain (loss) on sales of fund shares ......           (22)            58             (5)           (16)
     Change in unrealized appreciation/depreciation on
       investments during the year .....................         1,023           (774)           328           (151)
                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets from operations         1,055           (662)           350           (136)

   From contractholder transactions:
     Variable annuity deposits .........................           112            127             69             30
     Terminations and withdrawals ......................          (111)          (119)           (13)           (50)
     Annuity payments ..................................            --             (8)            --             (6)
     Transfers between subaccounts, net ................            57           (167)           (22)           (48)
                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets from ..........            58           (167)            34            (74)
     contractholder transactions
                                                           -----------    -----------    -----------    -----------
Net increase (decrease) in net assets ..................         1,113           (829)           384           (210)
Net assets at beginning of year ........................         4,199          5,028          1,415          1,625
                                                           -----------    -----------    -----------    -----------
Net assets at end of year ..............................   $     5,312    $     4,199    $     1,799    $     1,415
                                                           ===========    ===========    ===========    ===========

STATEMENT OF ADDITIONAL INFORMATION                                          11
--------------------------------------------------------------------------------


T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31
                                                                  (In Thousands)



                                                                LIMITED-TERM BOND                 MID-CAP GROWTH
                                                                    SUBACCOUNT                      SUBACCOUNT
                                                               2003            2002            2003            2002
                                                           ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss) ......................   $         20    $         22    $        (18)   $        (17)
     Capital gains distributions .......................              1              --              --              --
     Realized gain (loss) on sales of fund shares ......              3               1              60              (9)
     Change in unrealized appreciation/depreciation on
       investments during the year .....................             (1)              1           1,008            (777)
                                                           ------------    ------------    ------------    ------------

   Net increase (decrease) in net assets from operations             23              24           1,050            (803)

   From contractholder transactions:
     Variable annuity deposits .........................             29              65             189             139
     Terminations and withdrawals ......................            (19)            (92)           (348)            (89)
     Annuity payments ..................................             --             (10)             --              --
     Transfers between subaccounts, net ................             59              67              19             (59)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets from
     contractholder transactions .......................             69              30            (140)             (9)
                                                           ------------    ------------    ------------    ------------
Net increase (decrease) in net assets ..................             92              54             910            (812)
Net assets at beginning of year ........................            585             531           2,771           3,583
                                                           ------------    ------------    ------------    ------------
Net assets at end of year ..............................   $        677    $        585    $      3,681    $      2,771
                                                           ============    ============    ============    ============



                                                                   PRIME RESERVE                 BLUE CHIP GROWTH
                                                                     SUBACCOUNT                     SUBACCOUNT
                                                               2003            2002            2003            2002
                                                           ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss) ......................   $          1    $         11    $         (1)   $         --
     Capital gains distributions .......................             --              --              --              --
     Realized gain (loss) on sales of fund shares ......             --              --              (1)             (1)
     Change in unrealized appreciation/depreciation on
       investments during the year .....................             --              --              27             (16)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets from operations              1              11              25             (17)

   From contractholder transactions:
     Variable annuity deposits .........................             55             796              16              13
     Terminations and withdrawals ......................            (41)           (846)             (8)             --
     Annuity payments ..................................             --              --              --              --
     Transfers between subaccounts, net ................           (575)            126              43               1
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets from
     contractholder transactions .......................           (561)             76              51              14
                                                           ------------    ------------    ------------    ------------
Net increase (decrease) in net assets ..................           (560)             87              76              (3)
Net assets at beginning of year ........................          1,280           1,193              63              66
                                                           ------------    ------------    ------------    ------------
Net assets at end of year ..............................   $        720    $      1,280    $        139    $         63
                                                           ============    ============    ============    ============

STATEMENT OF ADDITIONAL INFORMATION                                          12
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


STATEMENTS OF CHANGES IN NET ASSETS
                                                          YEAR ENDED DECEMBER 31
                                                          (In Thousands)


                                                                   EQUITY INDEX 500             HEALTH SCIENCES
                                                                     SUBACCOUNT                    SUBACCOUNT
                                                               2003            2002            2003            2002
                                                           ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss) ......................   $          4    $          1    $         (1)   $         (1)
     Capital gains distributions .......................             --              --              --              --
     Realized gain (loss) on sales of fund shares ......             (1)             17              --              (1)
     Change in unrealized appreciation/depreciation on
       investments during the year .....................             93             (88)             50             (42)
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets from operations             96             (70)             49             (44)

   From contractholder transactions:
     Variable annuity deposits .........................              5               7              10              10
     Terminations and withdrawals ......................             (1)             --              (1)             --
     Annuity payments ..................................             --              --              --              --
     Transfers between subaccounts, net ................             44             (10)              2              52
                                                           ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets from
     contractholder transactions .......................             48              (3)             11              62
                                                           ------------    ------------    ------------    ------------
Net increase (decrease) in net assets ..................            144             (73)             60              18
Net assets at beginning of year ........................            314             387             135             117
                                                           ------------    ------------    ------------    ------------
Net assets at end of year ..............................   $        458    $        314    $        195    $        135
                                                           ============    ============    ============    ============


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          13
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DECEMBER 31, 2003 AND 2002



1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES



      ORGANIZATION

      T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in one of the portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:



SUBACCOUNT                                          MUTUAL FUND
----------                                          -----------
New America Growth.............................     T. Rowe Price New America Growth Portfolio
International Stock............................     T. Rowe Price International Stock Portfolio
Equity Income..................................     T. Rowe Price Equity Income Portfolio
Personal Strategy Balanced.....................     T. Rowe Price Personal Strategy Balanced Portfolio
Limited-Term Bond..............................     T. Rowe Price Limited-Term Bond Portfolio
Mid-Cap Growth.................................     T. Rowe Price Mid-Cap Growth Portfolio
Prime Reserve..................................     T. Rowe Price Prime Reserve Portfolio
Blue Chip Growth...............................     T. Rowe Price Blue Chip Growth Portfolio
Equity Index 500...............................     T. Rowe Price Equity Index 500 Portfolio
Health Sciences................................     T. Rowe Price Health Sciences Portfolio



      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.



      T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio. The investment advisors are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.



      INVESTMENT VALUATION

      Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.



      The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2003, were as follows:

STATEMENT OF ADDITIONAL INFORMATION                                          14
--------------------------------------------------------------------------------

                                                        COST OF         PROCEEDS
SUBACCOUNT                                             PURCHASES       FROM SALES
                                                       ---------       ----------
                                                              (In Thousands)
New America Growth................................     $      50       $      155
International Stock...............................           128              214
Equity Income.....................................           418              306
Personal Strategy Balanced........................           206              145
Limited-Term Bond.................................           270              180
Mid-Cap Growth....................................           312              470
Prime Reserve.....................................           145              705
Blue Chip Growth..................................            60               10
Equity Index 500..................................            55                3
Health Sciences...................................            38               28



      ANNUITY RESERVES

      Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.



      REINVESTMENT OF DIVIDENDS

      Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.



      FEDERAL INCOME TAXES

      The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.



      USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



2.    VARIABLE ANNUITY CONTRACT CHARGES

      Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.



      When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

STATEMENT OF ADDITIONAL INFORMATION                                          15
--------------------------------------------------------------------------------



3.    SUMMARY OF UNIT TRANSACTIONS

      The changes in units outstanding for the years ended December 31, 2003 and 2002, were as follows:



                                                         2003                                           2002
                                    ----------------------------------------------    -----------------------------------------
                                                                           NET                                           NET
                                         UNITS          UNITS           INCREASE          UNITS         UNITS         INCREASE
SUBACCOUNT                              ISSUED         REDEEMED        (DECREASE)         ISSUED       REDEEMED      (DECREASE)
                                    -------------   -------------    -------------    -------------   -----------    ----------
                                                                              (In Thousands)
New America Growth ..............               6             (11)              (5)               6            (7)           (1)
International Stock .............              14             (21)              (7)               8           (15)           (7)
Equity Income ...................              33             (30)               3               15           (22)           (7)
Personal Strategy Balanced ......              11              (9)               2                3            (7)           (4)
Limited-Term Bond ...............              19             (14)               5               16           (14)            2
Mid-Cap Growth ..................              26             (32)              (6)              14           (16)           (2)
Prime Reserve ...................              34             (79)             (45)             221          (214)            7
Blue Chip Growth ................               8              (1)               7                3            (1)            2
Equity Index 500 ................               7              --                7               94           (91)            3
Health Sciences .................               5              (4)               1                9            (1)            8



4.    UNIT VALUES

      A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2003 follows:



SUBACCOUNT                                 2003           2002              2001            2000             1999
----------                            ------------    ------------     ------------     ------------     ------------
NEW AMERICA GROWTH
Units .............................        133,644         139,114          140,789          157,544          172,664
Unit value ........................   $      19.01    $      14.15     $      19.85     $      22.64     $      25.47
Net assets (000s) .................   $      2,542    $      1,969     $      2,795     $      3,567     $      4,398
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%            0.55%            0.55%
Investment income ratio** .........           ---%            ---%             ---%             ---%             ---%
Total return*** ...................          34.35%         (28.72)%         (12.32)%         (11.11)%          12.10%
                                      ------------    ------------     ------------     ------------     ------------
INTERNATIONAL STOCK
Units .............................         94,869         102,145          109,199          131,290          126,848
Unit value ........................   $      13.33    $      10.27     $      12.64     $      16.34     $      19.99
Net assets (000s) .................   $      1,264    $      1,049     $      1,380     $      2,145     $      2,536
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%            0.55%            0.55%
Investment income ratio** .........           1.12%           0.96%            1.78%            0.59%            0.42%
Total return*** ...................          29.80%         (18.75)%         (22.64)%         (18.26)%          32.56%
                                      ------------    ------------     ------------     ------------     ------------
EQUITY INCOME
Units .............................        206,021         203,265          210,321          205,918          307,793
Unit value ........................   $      25.78    $      20.66     $      23.91     $      23.69     $      21.07
Net assets (000s) .................   $      5,312    $      4,199     $      5,028     $      4,878     $      6,486
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%            0.55%            0.55%
Investment income ratio** .........           1.65%           1.62%            1.43%            1.60%            1.89%
Total return*** ...................          24.78%         (13.59)%           0.93%           12.43%            3.18%
                                      ------------    ------------     ------------     ------------     ------------

STATEMENT OF ADDITIONAL INFORMATION                                          16
--------------------------------------------------------------------------------


SUBACCOUNT                                 2003           2002              2001            2000             1999
----------                            ------------    ------------     ------------     ------------     ------------
PERSONAL STRATEGY BALANCED
Units .............................         79,935          78,032           82,166           83,016           89,608
Unit value ........................   $      22.51    $      18.14     $      19.78     $      20.38     $      19.44
Net assets (000s) .................   $      1,799    $      1,415     $      1,625     $      1,692     $      1,742
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%            0.55%            0.55%
Investment income ratio** .........           2.18%           2.56%            2.83%            2.90%            3.04%
Total return*** ...................          24.09%          (8.29)%          (2.94)%           4.84%            7.76%
                                      ------------    ------------     ------------     ------------     ------------
LIMITED-TERM BOND
Units .............................         42,882          38,433           36,578           30,572           36,531
Unit value ........................   $      15.79    $      15.22     $      14.52     $      13.47     $      12.39
Net assets (000s) .................   $        677    $        585     $        531     $        412     $        453
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%            0.55%            0.55%
Investment income ratio** .........           3.80%           4.58%            5.42%            6.32%            5.49%
Total return*** ...................           3.75%           4.82%            7.80%            8.72%            0.16%
                                      ------------    ------------     ------------     ------------     ------------
MID-CAP GROWTH
Units .............................        183,830         190,474          192,879          213,613          187,779
Unit value ........................   $      20.02    $      14.55     $      18.58     $      18.86     $      17.65
Net assets (000s) .................   $      3,681    $      2,771     $      3,583     $      4,028     $      3,314
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%            0.55%            0.55%
Investment income ratio** .........             --%             --%              --%              --%              --%
Total return*** ...................          37.59%         (21.69)%          (1.48)%           6.86%           23.08%
                                      ------------    ------------     ------------     ------------     ------------
PRIME RESERVE
Units .............................         57,037         101,514           95,437           81,799           99,390
Unit value ........................   $      12.62    $      12.60     $      12.49     $      12.07     $      11.44
Net Assets (000s) .................   $        720    $      1,280     $      1,193     $        987     $      1,137
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%            0.55%            0.55%
Investment income ratio** .........           0.63%           1.49%            3.89%            6.17%              --%
Total return*** ...................           0.16%           0.88%            3.48%            5.51%            4.28%
                                      ------------    ------------     ------------     ------------     ------------
BLUE CHIP GROWTH****
Units .............................         16,786           9,755            7,778              --               --
Unit value ........................   $       8.30    $       6.49     $       8.57     $        --      $        --
Net Assets (000s) .................   $        139    $         63     $         66     $        --      $        --
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%             --%              --%
Investment income ratio**(1) ......           0.15%           0.15%            0.23%             --%              --%
Total return*** ...................          27.89%         (24.27)%         (15.90)%            --%              --%
                                      ------------    ------------     ------------     ------------     ------------
EQUITY INDEX 500****
Units .............................         53,009          46,366           44,260              --               --
Unit value ........................   $       8.64    $       6.77     $       8.76     $        --      $        --
Net assets (000s) .................   $        458    $        314     $        387     $        --      $        --
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%             --%              --%
Investment income ratio** .........           1.55%           1.17%            0.98%             --%              --%
Total return*** ...................          27.62%         (22.72)%         (15.85)%            --%              --%
                                      ------------    ------------     ------------     ------------     ------------

STATEMENT OF ADDITIONAL INFORMATION                                          17
--------------------------------------------------------------------------------


SUBACCOUNT                                 2003           2002              2001            2000             1999
----------                            ------------    ------------     ------------     ------------     ------------
HEALTH SCIENCES****
Units .............................         22,190          20,768           12,913              --               --
Unit value ........................   $       8.79    $       6.49     $       9.07     $        --      $        --
Net assets (000s) .................   $        195    $        135     $        117     $        --      $        --
Ratio of expenses to net assets* ..           0.55%           0.55%            0.55%             --%              --%
Investment income ratio** .........             --%             --%              --%             --%              --%
Total return*** ...................          35.44%         (28.45)%          (2.47)%            --%              --%
                                      ------------    ------------     ------------     ------------     ------------



      * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.



      ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.



      *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.



      ****  The inception date of these subaccounts was February 1, 2001.



      (1) Net investment income is less than $1,000 so amount is not reported in the Statement of Operations, but is used in the calculation of investment income ratio.

STATEMENT OF ADDITIONAL INFORMATION                                          18
--------------------------------------------------------------------------------


FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK FINANCIAL STATEMENTS


YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001


CONTENTS
--------------------------------------------------------------------------------


      Report of Independent Auditors                                         19

      Audited Financial Statements

      Balance Sheets                                                         20

      Statements of Income                                                   21

      Statements of Changes in Stockholder's Equity                          22

      Statements of Cash Flows                                               23

      Notes to Financial Statements                                          24

STATEMENT OF ADDITIONAL INFORMATION                                          19
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


      The Board of Directors
      First Security Benefit Life Insurance
      and Annuity Company of New York



      We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly-owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2003 and 2002, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.



                                                /s/ ERNST & YOUNG LLP
      Kansas City, Missouri
      January 30, 2004

STATEMENT OF ADDITIONAL INFORMATION                                          20
--------------------------------------------------------------------------------


FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK



BALANCE SHEET                                                                               DECEMBER 31
                                                                                   2003            2002
                                                                               -------------   -------------
                                                                                      (In Thousands)
ASSETS
Bonds available-for-sale ...................................................   $       6,015   $       7,613
Cash .......................................................................             147             241
Deferred policy acquisition costs ..........................................           2,916              94
Other assets ...............................................................             292             273
Separate account assets ....................................................          56,652          14,243
                                                                               -------------   -------------

Total assets ...............................................................   $      66,022   $      22,464
                                                                               =============   =============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values ..............................   $       1,494   $         604
   Deferred income taxes ...................................................             136             157
   Other liabilities .......................................................             242              37
   Separate account liabilities ............................................          56,652          14,243
                                                                               -------------   -------------
Total liabilities ..........................................................          58,524          15,041

Stockholder's equity:
   Common capital stock, par value $10 per share; 200,000 shares authorized,
     issued and outstanding ................................................           2,000           2,000
   Additional paid-in capital ..............................................           4,600           4,600
   Accumulated other comprehensive income, net .............................             176             285
   Retained earnings .......................................................             722             538
                                                                               -------------   -------------
Total stockholder's equity .................................................           7,498           7,423
                                                                               -------------   -------------
Total liabilities and stockholder's equity .................................   $      66,022   $      22,464
                                                                               =============   =============


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          21
--------------------------------------------------------------------------------



FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF INCOME

                                                                     YEAR ENDED DECEMBER 31
                                                              2003           2002           2001
                                                          ------------   ------------   ------------
                                                                        (In Thousands)
Revenues:
   Net investment income ..............................   $        347   $        383   $        404
   Asset based fees ...................................            416             86             95
                                                          ------------   ------------   ------------
Total revenues ........................................            763            469            499

Benefits and expenses:
   Interest credited to annuity account balances ......             23             13             16
   Operating expenses .................................            469            373            391
                                                          ------------   ------------   ------------
Total benefits and expenses ...........................            492            386            407
                                                          ------------   ------------   ------------

Income before income taxes ............................            271             83             92
Income tax expense ....................................             87             15             25
                                                          ------------   ------------   ------------
Net income ............................................   $        184   $         68   $         67
                                                          ============   ============   ============


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          22
--------------------------------------------------------------------------------



FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY


                                                                                ACCUMULATED
                                                                 ADDITIONAL        OTHER                            TOTAL
                                                  COMMON          PAID-IN      COMPREHENSIVE       RETAINED     STOCKHOLDER'S
                                                   STOCK          CAPITAL      INCOME (LOSS)       EARNINGS         EQUITY
                                               -------------   -------------   -------------    -------------   -------------
                                                                         (In Thousands)
Balance at January 1, 2001 .................   $       2,000   $       4,600   $          27    $         403   $       7,030
Comprehensive income:
   Net income ..............................              --              --              --               67              67
   Other comprehensive income -
     unrealized gains on
     available-for-sale bonds, net .........              --              --              92               --              92
                                                                                                                -------------
Comprehensive income .......................                                                                              159
                                               -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2001 ...............           2,000           4,600             119              470           7,189
Comprehensive income:
   Net income ..............................              --              --              --               68              68
   Other comprehensive income -
     unrealized gains on
     available-for-sale bonds, net .........              --              --             166               --             166
                                                                                                                -------------
Comprehensive income .......................                                                                              234
                                               -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2002 ...............           2,000           4,600             285              538           7,423
Comprehensive income:
   Net income ..............................              --              --              --              184             184
   Other comprehensive loss - unrealized
     loss on available-for-sale bonds, net .              --              --            (109)              --            (109)
                                                                                                                -------------
Comprehensive income .......................                                                                               75
                                               -------------   -------------   -------------    -------------   -------------
Balance at December 31, 2003 ...............   $       2,000   $       4,600   $         176    $         722   $       7,498
                                               =============   =============   =============    =============   =============


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          23
--------------------------------------------------------------------------------



FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

                                                                                      YEAR ENDED DECEMBER 31
                                                                               2003             2002            2001
                                                                          -------------    -------------    -------------
                                                                                           (In Thousands)
OPERATING ACTIVITIES
Net income ............................................................   $         184    $          68    $          67
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
   Interest credited to annuity account balances ......................              23               13               16
   Policy acquisition costs deferred ..................................          (2,803)             (51)              (3)
   Amortization of deferred policy acquisition costs ..................             (19)               7                8
   Deferred income tax provision ......................................              38               16                3
   Other ..............................................................             211              (89)             177
                                                                          -------------    -------------    -------------
Net cash (used in) provided by operating activities ...................          (2,366)             (36)             268

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale ..........           1,402            1,488            2,147
Acquisitions of bonds available-for-sale ..............................              --           (1,719)          (2,248)
Maturity (acquisition) of short-term investments ......................              --              120             (120)
                                                                          -------------    -------------    -------------
Net cash provided by (used in) investing activities ...................           1,402             (111)            (221)

FINANCING ACTIVITIES
Deposits to annuity account balances ..................................             940              132               36
Withdrawals from annuity account balances .............................             (70)             (82)             (11)
                                                                          -------------    -------------    -------------
Net cash provided by financing activities .............................             870               50               25
                                                                          -------------    -------------    -------------

Net (decrease) increase in cash .......................................             (94)             (97)              72
Cash at beginning of year .............................................             241              338              266
                                                                          -------------    -------------    -------------
Cash at end of year ...................................................   $         147    $         241    $         338
                                                                          =============    =============    =============



See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          24
--------------------------------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2003


1.    SIGNIFICANT ACCOUNTING POLICIES
      ORGANIZATION AND OPERATIONS

      First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Group, Inc., which is an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).



      USE OF ESTIMATES

      The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ from those estimates.



      INVESTMENTS

      Bonds are classified as available-for-sale and are stated at fair value with the unrealized gain or loss, net of related deferred income taxes, reported as a separate component of accumulated other comprehensive income. Premiums and discounts are amortized using the interest method and are recognized over the estimated lives of the assets adjusted for prepayment activity. Realized gains and losses from sales of investments are recognized using the specific identification method. The carrying amounts of investments are reviewed on an ongoing basis for credit deterioration. If the review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its fair value. Such impairments are reported as a component of realized gains (losses).



      Cash includes cash on hand, money market mutual funds, and other investments with initial maturities of less than 90 days when purchased.



      DEFERRED POLICY ACQUISITION COSTS

      To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issue, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 5.96% for the year 2004 through 2008 and 9% thereafter at December 31, 2003), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.



      An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

STATEMENT OF ADDITIONAL INFORMATION                                          25
--------------------------------------------------------------------------------


                                               2003           2002
                                           ------------   ------------
                                                  (In Thousands)
Balance at beginning of year               $         94   $         50
Cost deferred during the year                     2,803             51
Amortized to expense during the year                 19             (7)
                                           ------------   ------------
Balance at end of year                     $      2,916   $         94
                                           ============   ============




      SEPARATE ACCOUNTS

      The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contractholders who bear the investment risk. The separate account is established in conformity with New York insurance laws and is not chargeable with liabilities that arise from any other business of the Company. Assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contractholders, are excluded from the amounts reported in the accompanying statements of income. Investment income and gains or losses arising from the separate account accrue directly to the contractholders and are, therefore, not included in investment earnings in the accompanying statements of income. Revenues to the Company from the separate account consist principally of mortality and expense risk charges.



      POLICY RESERVES AND ANNUITY ACCOUNT VALUES

      Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates were 3% during 2003 and 3% during 2002 and ranged from 3% to 5% during 2001.



      RECOGNITION OF REVENUES

      Revenues from investment-type contracts (deferred annuities) consist of mortality and expense risk charges assessed against contractholder account balances during the period and are recognized as earned.



      INCOME TAXES

      Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income, are based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains or losses on available-for-sale securities).



      FAIR VALUES OF FINANCIAL INSTRUMENTS

      The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:



        CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.



        INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

STATEMENT OF ADDITIONAL INFORMATION                                          26
--------------------------------------------------------------------------------


            INVESTMENT-TYPE INSURANCE CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts. The carrying amounts reported in the balance sheets approximate their fair values.



            SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.



      STATUTORY FINANCIAL INFORMATION

      The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices.



      The following reconciles the Company's net income and stockholder's equity determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity prepared in conformity with accounting principles generally accepted in the United States (GAAP).



                                                                  NET INCOME                        STOCKHOLDER'S EQUITY
                                                --------------------------------------------    ----------------------------
                                                            YEAR ENDED DECEMBER 31                      DECEMBER 31
                                                    2003            2002           2001             2003            2002
                                                ------------    ------------    ------------    ------------    ------------
                                                                               (In Thousands)
Based on statutory accounting practices .....   $       (139)   $         47    $         78    $      6,894    $      7,051
Investment carrying amounts .................             --              --              --             269             438
Income taxes ................................            (39)            (16)             (6)           (157)           (162)
Investment reserve ..........................            (17)             19              --               3              28
Annuity reserves/account values .............         (2,444)            (25)             --          (2,469)            (25)
Deferred policy acquisition costs ...........          2,822              44              (5)          2,916              94
Other .......................................              1              (1)             --              42              (1)
                                                ------------    ------------    ------------    ------------    ------------
Based on GAAP ...............................   $        184    $         68    $         67    $      7,498    $      7,423
                                                ============    ============    ============    ============    ============



      Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000.



      The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2004, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

STATEMENT OF ADDITIONAL INFORMATION                                          27
--------------------------------------------------------------------------------


2.    INVESTMENTS

      Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds classified as available-for-sale at December 31, 2003 and 2002 is as follows:



                                                                                    2003
                                                          ---------------------------------------------------------
                                                                            GROSS          GROSS
                                                           AMORTIZED      UNREALIZED    UNREALIZED        FAIR
                                                              COST          GAINS          LOSSES          VALUE
                                                          ------------   ------------   ------------   ------------
                                                                           (In Thousands)
U.S. Treasury securities and obligations of U.S.
   government corporations and agencies ...............   $      4,457   $        211            $--   $      4,668
Obligations of states and political subdivisions ......            404             23             --            427
Corporate securities ..................................            455             27             --            482
Mortgage-backed securities ............................            429              9             --            438
                                                          ------------   ------------   ------------   ------------
Total bonds ...........................................   $      5,745   $        270            $--   $      6,015
                                                          ============   ============   ============   ============



                                                                                2002
                                                     ---------------------------------------------------------
                                                                       GROSS         GROSS
                                                       AMORTIZED     UNREALIZED    UNREALIZED        FAIR
                                                         COST           GAINS         LOSSES         VALUE
                                                     ------------   ------------   ------------   ------------
                                                                           (In Thousands)
U.S. Treasury securities and obligations of U.S.
   government corporations and agencies ..........   $      3,969   $        268            $--   $      4,237
Obligations of states and political subdivisions .            406             34             --            440
Corporate securities .............................          2,016            110             --          2,126
Mortgage-backed securities .......................            784             26             --            810
                                                     ------------   ------------   ------------   ------------
Total bonds ......................................   $      7,175   $        438            $--   $      7,613
                                                     ============   ============   ============   ============



      The amortized cost and fair value of bonds available-for-sale at December 31, 2003 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                            AMORTIZED       FAIR
                                                              COST          VALUE
                                                          ------------   ------------
                                                               (In Thousands)
Due in one year or less ...............................   $      1,350   $      1,370
Due after one year through five years .................          3,966          4,207
Mortgage-backed securities ............................            429            438
                                                          ------------   ------------
                                                          $      5,745   $      6,015
                                                          ============   ============



      At December 31, 2003, bonds available-for-sale with a carrying amount of $872,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.



      Major categories of net investment income for the years ended December 31, 2003, 2002, and 2001 are summarized as follows:

STATEMENT OF ADDITIONAL INFORMATION                                          28
--------------------------------------------------------------------------------


                                          2003           2002           2001
                                      ------------   ------------   ------------
                                                    (In Thousands)
Interest on bonds .................   $        347   $        383   $        403
Other .............................              4              2             12
                                      ------------   ------------   ------------
Total investment income ...........            351            385            415

Less investment expenses ..........              4              2             11
                                      ------------   ------------   ------------
Net investment income .............   $        347   $        383   $        404
                                      ============   ============   ============




      There were no sales of bonds available-for-sale during the years ended December 31, 2003, 2002, and 2001.



3.    INCOME TAXES

      The Company files a consolidated life/nonlife federal income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate income tax return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred taxes relate principally to deferred policy acquisition costs and unrealized gains on bonds available-for-sale.



      Income tax expense (benefit) consists of the following for the years ended December 31, 2003, 2002, and 2001:



                                2003            2002           2001
                            ------------   ------------    ------------
                                          (In Thousands)
Current .................   $         49   $         (1)   $         22
Deferred ................             38             16               3
                            ------------   ------------    ------------
Income tax expense ......   $         87   $         15    $         25
                            ============   ============    ============



      The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends-received deduction. The Company paid income taxes of $3,000 in 2003 and received income taxes of $67,000 in 2002 and paid income taxes of $15,000 in 2001.



4.    RELATED-PARTY TRANSACTIONS

      The Company paid $116,000 in 2003, $67,000 in 2002, and $92,000 in 2001 to
      affiliates for providing management, investment, and administrative services.



5.    CONDENSED FAIR VALUE INFORMATION

      Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.



      SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value

STATEMENT OF ADDITIONAL INFORMATION                                          29
--------------------------------------------------------------------------------


      associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.



                                               DECEMBER 31, 2003               DECEMBER 31, 2002
                                         ----------------------------    ----------------------------
                                           CARRYING          FAIR          CARRYING          FAIR
                                            AMOUNT           VALUE          AMOUNT           VALUE
                                         ------------    ------------    ------------    ------------
                                                               (In Thousands)
Bonds (Note 2) .......................   $      6,015    $      6,015    $      7,613    $      7,613
Separate account assets ..............         56,652          56,652          14,243          14,243
Individual and group annuities .......         (1,318)         (1,256)           (442)           (417)
Separate account liabilities .........        (56,652)        (56,652)        (14,243)        (14,243)



6.    REINSURANCE

      All of the individual life insurance of the Company is reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. At December 31, 2003 and 2002, the Company had established receivables totaling $179,000 and $181,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2003 and 2002 was $291,000 and $296,000, respectively.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               All required financial statements are included in Part B of this Registration Statement.

          (b)  Exhibits

                (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(b)
                (2)  Not Applicable
                (3)  Distribution Agreement (Amended and Restated)(d)
                (4)  (a)  Individual Contract (Form FSB201 R10-00)(d)
                     (b)  Unisex Individual Contract (Form FSB201U R10-00)U)
                     (c)  TSA Endorsement (Form FSB202 R2-97)(a)
                     (d)  IRA Endorsement (Form FSB203 R2-97)(a)
                     (e)  Dollar  Cost   Averaging   Endorsement   (Form  FSB211
                          4-94)(a)
                     (f)  Asset Rebalancing Endorsement (Form FSB212 4-94)(a)
                     (g)  Roth IRA Endorsement (Form FSB206 11-97)(c)
                (5)  Application (Form FSB200 R1-98)(d)
                (6) (a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(a)
                     (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(a)
                (7)  Not Applicable
                (8)  (a)  Participation Agreement(d)
                     (b)  Amended and Restated Master Agreement(d)
                (9)  Opinion of Counsel(d)
               (10)  Consent of Independent Auditors
               (11)  Not Applicable
               (12)  Not Applicable
               (13)  Schedule of Computation of Performance
               (14) Powers of Attorney of Howard R. Fricke, Thomas A. Swank, Michael G. Odlum, J. Michael Keefer, John E. Hayes, Jr., Kris A. Robbins, Katherine White, Stephen R. Herbert and Stephen A. Crane(e)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1999).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File No. 33-83240 (filed May 1, 2000).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, File No. 33-83240 (filed April 12, 2001).

(e) Incorporated herein by reference t the Exhibits filed with the Registrant's Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 to Registration Statement No. 333-89236 (filed April 30, 2004).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL                  POSITIONS AND
          BUSINESS ADDRESS                    OFFICES WITH DEPOSITOR
          ------------------                  ----------------------

          Howard R. Fricke*                   Chairman of the Board and Director

          Peggy S. Avey                       Chief Administrative Officer
          70 West Red Oak Lane-4th Floor      and Assistant Secretary
          White Plains, New York 10604

          Michael G. Odlum*                   Vice President and
                                              Chief Investment Officer

          J. Michael Keefer*                  Vice President, Secretary,
                                              General Counsel and Director

          Kris A. Robbins*                    President, CEO and Director

          Stephen A. Crane                    Director
          480 Park Avenue
          New York, NY 10022

          John E. Hayes, Jr.                  Director
          200 Gulf Blvd.
          Belleair Shore, FL 33786

          Stephen R. Herbert                  Director
          1100 Summer Street
          Stamford, CT 06905

          Katherine White                     Director
          1035 5th Avenue, Apt. 14D
          New York, NY 10028

          J. Timothy Gaule*                   Actuary

          Kenneth G. Abitz*                   Internal  Auditor

          Rui  Guo*                           Product Development Actuary

          Kalman "Kal" Bakk, Jr*.             Vice President and
                                              Chief Marketing Officer

          Dale W. Martin, Jr.*                Vice President

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Group, Inc., which is wholly owned by Security Benefit Life Insurance Company
          (SBL). SBL is wholly owned by Security Benefit Corp. Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2003, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York or First Security Benefit Life Insurance and Annuity Company of New York:

                                                                    PERCENT OF
                                                                      VOTING
                                                                    SECURITIES
                                                  JURISDICTION    OWNED BY SBMHC
                                                        OF         (DIRECTLY OR
          NAME                                    INCORPORATION     INDIRECTLY)
          ----                                    -------------   --------------

          Security Benefit Mutual Holding Company    Kansas            ---
          (Holding Company)

          Security Benefit Corp.                     Kansas            100%
          (Holding Company)

          Security Benefit Life Insurance Company    Kansas            100%
          (Stock Life Insurance Company)

          Security Benefit Group, Inc.               Kansas            100%
          (Holding Company)

          Security Management Company, LLC           Kansas            100%
          (Investment Adviser)

          Security Distributors, Inc.                Kansas            100%
          (Broker/Dealer, Principal Underwriter
          of Mutual Funds)

          Security Benefit Academy, Inc.             Kansas            100%
          (Daycare Company)

          Security Financial Resources, Inc.         Kansas            100%
          (Financial Services)

          First Advantage Insurance Agency, Inc.     Kansas            100%
          (Insurance Agency)

          Security Financial Resources               Delaware          100%
          Collective Investments, LLC
          (Private Fund)

          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: Variable Annuity Account A

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of February 1, 2004, there were 15 owners of the Qualified Contract and 359 owners of the Non-Qualified Contract.

ITEM 28.  INDEMNIFICATION

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. ("Investment Services"). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc.,
               T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T.Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price
               Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., T. Rowe Price Inflation Protected Bond Fund, Inc., and T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

               Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

          (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                          POSITIONS AND            POSITIONS AND
                                          OFFICES WITH             OFFICES WITH
               NAME                       UNDERWRITER              REGISTRANT
               ----                       -------------            -------------
               James S. Riepe             Chairman of the            Chairman of
                                          Board and Director         the Board
               Edward C. Bernard          President and
                                          Director                   None
               Henry H. Hopkins           Vice President             Vice
                                          and Director               President
               Wayne D. O'Melia           Vice President             None
                                          and Director
               Charles E. Vieth           Vice President             None
                                          and Director
               Raymond Ahn                Vice President             None
               Patricia M. Archer         Vice President             None
               Stephen P. Ban             Vice President             None
               Steven J. Banks            Vice President             None
               John T. Bielski            Vice President             None
               John H. Boyd               Vice President             None
               Renee Q. Boyd              Vice President             None
               Darrell N. Braman          Vice President             None
               Ronae M. Brock             Vice President             None
               Meredith C. Callanan       Vice President             None
               John H. Cammack            Vice President             None
               Susan R. Camp              Vice President             None
               Ann R. Campbell            Vice President             None
               Christine M. Carolan       Vice President             None
               Joseph A. Carrier          Vice President             None
               Laura H. Chasney           Vice President             None
               Renee M. Christoff         Vice President             None
               Jerome A. Clark            Vice President             None
               Joseph A. Crumbling        Vice President             None
               Christine S. Fahlund       Vice President             None
               Laurie L. Fierro           Vice President             None
               Forrest R. Foss            Vice President             None
               Thomas A. Gannon           Vice President             None
               John R. Gilner             Vice President             None
               John Halaby                Vice President             None
               Douglas E. Harrison        Vice President             None
               David J. Healy             Vice President             None
               Joanne M. Healy            Vice President             None
               Walter J. Helmlinger       Vice President             None
               Duane E. Higdon            Vice President             None
               David A. Hueser            Vice President             None
               Christopher A. Jarmush     Vice President             None
               Thomas E. Kazmierczak, Jr. Vice President             None
               Cindy G. Knowlton          Vice President             None
               Steven A. Larson           Vice President             None
               Cynthia W. LaRue           Vice President             None
               Gayle A. Lomax             Vice President             None
               Gayatri Malik              Vice President             None
               Sarah McCafferty           Vice President             None
               Barry Mike                 Vice President             None
               Mark J. Mitchell           Vice President             None
               Nancy M. Morris            Vice President             None
               George A. Murnaghan        Vice President             None
               Steven E. Norwitz          Vice President             None
               Edmund M. Notzon III       Vice President             None
               Barbara A. O'Connor        Vice President             None
               David Oestreicher          Vice President             None
               Regina M. Pizzonia         Vice President             None
               Kathleen G. Polk           Vice President             None
               Pamela D. Preston          Vice President             None
               Kylelane Purcell           Vice President             None
               Suzanne J. Ricklin         Vice President             None
               George D. Riedel           Vice President             None
               John R. Rockwell           Vice President             None
               Christopher J. Rohan       Vice President             None
               Kenneth J. Rutherford      Vice President             None
               Alexander Savich           Vice President             None
               Kristin E. Seeberger       Vice President             None
               John W. Seufert            Vice President             None
               Scott L. Sherman           Vice President             None
               Donna B. Singer            Vice President             None
               Carole H. Smith            Vice President             None
               Scott Such                 Vice President             None
               Jerome Tuccille            Vice President             None
               Natalie C. Widdowson       Vice President             None
               Barbara A. O'Connor        Treasurer                  None
               Barbara A. Van Horn        Secretary                  None
               Shane Baldino              Assistant Vice President   None
               S. Olivia Barbee           Assistant Vice President   None
               Richard J. Barna           Assistant Vice President   None
               Catherine L. Berkenkemper  Assistant Vice President   None
               Timothy P. Boia            Assistant Vice President   None
               Martin P. Brown            Assistant Vice President   None
               Elizabeth A. Cairns        Assistant Vice President   None
               Sheila P. Callahan         Assistant Vice President   None
               Patricia M. Cannon         Assistant Vice President   None
               Jodi A. Casson             Assistant Vice President   None
               Renee L. Chapman           Assistant Vice President   None
               Linsley G. Craig           Assistant Vice President   None
               Peter A. DeLibro           Assistant Vice President   None
               Jon D. Dry                 Assistant Vice President   None
               Cheryl L. Emory            Assistant Vice President   None
               Bruce S. Fulton            Assistant Vice President   None
               John A. Galateria          Assistant Vice President   None
               Jason L. Gounaris          Assistant Vice President   None
               David A.J. Groves          Assistant Vice President   None
               Kristen L. Heerema         Assistant Vice President   None
               Shawn M. Isaacson          Assistant Vice President   None
               Suzanne M. Knoll           Assistant Vice President   None
               Jennifer A. LaPorte        Assistant Vice President   None
               Kimberley B. Lechner       Assistant Vice President   None
               Patricia B. Lippert        Assistant Vice President   Secretary
               Lois Lynch                 Assistant Vice President   None
               Karen M. Magness           Assistant Vice President   None
               Amy L. Marker              Assistant Vice President   None
               C. Lillian Matthews        Assistant Vice President   None
               John T. McGuigan           Assistant Vice President   None
               Daniel M. Middleton        Assistant Vice President   None
               Thomas R. Morelli          Assistant Vice President   None
               Dana P. Morgan             Assistant Vice President   None
               Paul Musante               Assistant Vice President   None
               Clark P. Neel              Assistant Vice President   None
               Danielle Nicholson Smith   Assistant Vice President   None
               JeanneMarie B. Patella     Assistant Vice President   None
               Yani A. Peyton             Assistant Vice President   None
               Gregory L. Phillips        Assistant Vice President   None
               Naomi S. Proshan           Assistant Vice President   None
               Seamus A. Ray              Assistant Vice President   None
               Shawn D. Reagan            Assistant Vice President   None
               Jennifer L. Richardson     Assistant Vice President   None
               Kristin M. Rodriguez       Assistant Vice President   None
               Ramon D. Rodriguez         Assistant Vice President   None
               Deborah D.Seidel           Assistant Vice President   None
               Kevin C. Shea              Assistant Vice President   None
               Thomas L. Siedell          Assistant Vice President   None
               John A. Stranovsky         Assistant Vice President   None
               Robyn S. Thompson          Assistant Vice President   None
               Judith B. Ward             Assistant Vice President   None
               William R. Weker, Jr.      Assistant Vice President   None
               Mary G. Williams           Assistant Vice President   None
               Timothy R. Yee             Assistant Vice President   None
               James Zurad                Assistant Vice President   None

          (c)  Not  applicable.   Investment   Services  will  not  receive  any
               compensation with respect to its activities as underwriter for the Contract since the Contract is sold on a no-load basis.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its administrative offices--70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a)  Registrant   undertakes  that  it  will  file  a   post-effective
               amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

          (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 1st day of April, 2004.

SIGNATURES AND TITLES

Howard R. Fricke                    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT -
Chairman of the Board               (The Registrant)
and Director

Thomas A. Swank,                By: FIRST SECURITY BENEFIT LIFE INSURANCE AND
Senior Vice President,              ANNUITY COMPANY OF NEW YORK
Chief Financial Officer*,           (The Depositor)
Treasurer and Director*

Kris A. Robbins                 By:               KRIS A. ROBBINS
President, Chief Executive          --------------------------------------------
Officer and Director                Kris A. Robbins, President, Chief
                                    Executive Officer and Director*
Michael G. Odlum
Vice President and Chief
Investment Officer              (ATTEST):        J. MICHAEL KEEFER
                                    --------------------------------------------
John E. Hayes, Jr.                  J. Michael Keefer, Vice President,
Director                            General Counsel and Director

Stephen R. Herbert
Director                            --------------------------------------------
                                    FIRST SECURITY BENEFIT LIFE INSURANCE AND
Katherine White                     ANNUITY COMPANY OF NEW YORK
Director                            (The Depositor)

Stephen A. Crane
Director                        By:               KRIS A. ROBBINS
                                    --------------------------------------------
                                       Kris A. Robbins, President, Chief
                                       Executive Officer and Director*

                                Date: May 1, 2004

                                  EXHIBIT INDEX

 (1)  None

 (2)  None

 (3)  None

 (4)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None

 (5)  None

 (6)  (a)  None
      (b)  None

 (7)  None

 (8)  (a)  None
      (b)  None

 (9)  None

(10)  Consent of Independent Auditors

(11)  None

(12)  None

(13)  Schedule of Computation of Performance

(14)  None